UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 56.1%
Industrial - 47.9%
Basic - 4.0%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	1,857	$1,940,565
AK Steel Corp.
7.625%, 5/15/20 (b)		3,912	4,000,020
8.75%, 12/01/18		3,402	3,776,220
Aleris International, Inc.
7.625%, 2/15/18		10,193	10,447,825
7.875%, 11/01/20		5,595	5,748,862
ArcelorMittal
7.25%, 3/01/41		11,822	12,058,440
7.50%, 10/15/39		7,445	7,761,412
9.50%, 2/15/15 (c)		730	756,645
Arch Coal, Inc.
7.00%, 6/15/19 (b)		3,500	2,397,500
7.25%, 6/15/21		4,402	2,861,300
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(d)		1,949	1,963,467
Ashland, Inc.
4.75%, 8/15/22		1,800	1,741,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		3,053	3,243,813
Axiall Corp.
4.875%, 5/15/23		2,433	2,372,175
Celanese US Holdings LLC
6.625%, 10/15/18		644	669,760
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,127,163
6.50%, 7/15/17		3,844	4,189,960
CONSOL Energy, Inc.
8.25%, 4/01/20		3,000	3,195,000
Eagle Spinco, Inc.
4.625%, 2/15/21		584	570,860
Emeco Pty Ltd.
9.88%, 3/15/19 (a)		5,869	5,839,655
Hexion US Finance Corp.
6.625%, 4/15/20		5,793	6,024,720
Huntsman International LLC
8.625%, 3/15/21		3,900	4,241,250
INEOS Finance PLC
8.375%, 2/15/19 (a)		3,500	3,780,000
INEOS Group Holdings SA
5.75%, 2/15/19 (a)	EUR	2,910	3,974,568
5.875%, 2/15/19 (a)	U.S.$	5,213	5,265,130
James River Coal Co.
7.875%, 4/01/19 (e)		600	66,000
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		2,760	2,732,400
Kerling PLC
10.625%, 2/01/17 (a)	EUR	6,635	9,373,250

	Principal Amount (000)		U.S. $ Value
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)	U.S.$	15,493	16,809,905
Molycorp, Inc.
3.25%, 6/15/16 (b)		2,229	1,649,460
10.00%, 6/01/20 (b)		10,536	9,377,040
Momentive Performance Materials, Inc.
8.875%, 10/15/20 (f)		13,331	13,964,222
NOVA Chemicals Corp.
8.625%, 11/01/19		2,383	2,502,150
Novacap International SAS
5.34%, 5/01/19 (a)(g)	EUR	1,388	1,882,912
Novelis, Inc./GA
8.75%, 12/15/20	U.S.$	14,915	16,108,200
Peabody Energy Corp.
6.00%, 11/15/18		7,575	7,556,062
7.875%, 11/01/26		50	50,500
PQ Corp.
8.75%, 5/01/18 (a)		8,961	9,588,270
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,910	1,976,850
8.25%, 1/15/21 (a)		1,333	1,382,988
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		5,790	6,130,162
11.25%, 10/15/18		3,767	4,162,535
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (a)	EUR	797	1,121,246
4.88%, 9/15/18 (a)	U.S.$	4,234	4,413,945
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,223,220
SPCM SA
5.50%, 6/15/20 (a)	EUR	4,130	5,945,047
6.00%, 1/15/22 (a)	U.S.$	1,298	1,382,370
Steel Dynamics, Inc.
5.25%, 4/15/23		3,955	3,984,663
6.125%, 8/15/19		800	852,000
6.375%, 8/15/22		4,749	5,057,685
7.625%, 3/15/20		2,500	2,650,000
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		2,031	1,985,303
9.75%, 12/01/17		5,506	6,180,485
TPC Group, Inc.
8.75%, 12/15/20 (a)		16,275	17,780,437
United States Steel Corp.
6.65%, 6/01/37		4,037	3,738,262

			263,575,379

Capital Goods - 4.1%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		3,293	3,449,417
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	2,144	3,028,824
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)		2,758	4,016,246

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)	U.S.$	15,575	14,874,125
B/E Aerospace, Inc.
6.875%, 10/01/20		2,480	2,678,400
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)		14,214	13,645,440
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (a)	EUR	2,000	2,836,831
Berry Plastics Corp.
5.50%, 5/15/22	U.S.$	5,352	5,218,200
9.75%, 1/15/21		4,538	5,059,870
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		3,009	2,990,194
Bombardier, Inc.
5.75%, 3/15/22 (a)(b)		5,800	5,669,500
6.00%, 10/15/22 (a)		6,375	6,247,500
6.125%, 1/15/23 (a)(b)		4,363	4,297,555
7.45%, 5/01/34 (a)		1,640	1,607,200
7.75%, 3/15/20 (a)		2,558	2,762,640
Building Materials Corp. of America
6.75%, 5/01/21 (a)		3,500	3,731,875
6.875%, 8/15/18 (a)		1,540	1,593,900
7.00%, 2/15/20 (a)		985	1,033,019
7.50%, 3/15/20 (a)		1,898	1,992,900
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,399,915
5.25%, 8/01/20		800	806,000
CNH Industrial America LLC
7.25%, 1/15/16		997	1,060,559
CNH Industrial Capital LLC
3.25%, 2/01/17		1,425	1,425,000
GCL Holdings SCA
9.375%, 4/15/18 (a)	EUR	1,174	1,682,119
GenCorp, Inc.
7.125%, 3/15/21	U.S.$	2,513	2,719,820
Graphic Packaging International, Inc.
7.875%, 10/01/18		2,000	2,092,500
HD Supply, Inc.
7.50%, 7/15/20		6,500	6,938,750
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (a)	EUR	2,420	4,211,776
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	1,511	1,578,995
7.125%, 3/15/21		2,186	2,339,020
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	672	1,003,323
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	3,042,600
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		3,750	4,021,875
8.50%, 11/01/20		5,474	5,994,030

	Principal Amount (000)		U.S. $ Value
Masco Corp.
5.95%, 3/15/22	U.S.$	2,800	3,101,000
6.125%, 10/03/16		2,315	2,523,651
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		3,458	3,725,995
Nortek, Inc.
8.50%, 4/15/21		6,025	6,537,125
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		1,622	1,656,468
Officine Maccaferri SpA
5.75%, 6/01/21 (a)	EUR	5,000	6,841,876
OI European Group BV
6.75%, 9/15/20 (a)		1,500	2,350,033
Oshkosh Corp.
5.375%, 3/01/22	U.S.$	3,301	3,375,272
8.50%, 3/01/20		815	870,013
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		5,580	5,817,150
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,660	3,722,157
Rexel SA
5.125%, 6/15/20 (a)		2,271	3,252,635
5.25%, 6/15/20 (a)	U.S.$	4,896	4,969,440
6.125%, 12/15/19 (a)		2,194	2,270,790
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		712	738,700
7.875%, 8/15/19		4,653	4,949,629
8.50%, 5/15/18		4,050	4,201,875
9.00%, 4/15/19		2,638	2,750,115
9.875%, 8/15/19		6,304	6,792,560
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		6,195	6,566,700
Sealed Air Corp.
6.875%, 7/15/33 (a)		13,059	13,385,475
8.125%, 9/15/19 (a)		3,870	4,184,437
8.375%, 9/15/21 (a)		1,773	1,981,328
Sequa Corp.
7.00%, 12/15/17 (a)		2,327	2,251,373
SRA International, Inc.
11.00%, 10/01/19		2,284	2,421,040
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		3,599	4,003,887
Terex Corp.
6.00%, 5/15/21		3,836	4,018,210
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	112,500
TransDigm, Inc.
6.00%, 7/15/22 (a)		7,000	7,035,000
6.50%, 7/15/24 (a)		9,131	9,222,310
United Rentals North America, Inc.
7.625%, 4/15/22		4,820	5,314,050
8.375%, 9/15/20		5,710	6,152,525

	Principal Amount (000)		U.S. $ Value
USG Corp.
6.30%, 11/15/16	U.S.$	1,910	2,010,275
Wienerberger AG
6.50%, 2/09/17 (h)	EUR	2,900	4,014,343

			272,169,855

Communications - Media - 5.4%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,766	12,736,687
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)	U.S.$	2,935	2,927,663
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		10,070	10,019,650
6.50%, 4/30/21		690	717,600
7.25%, 10/30/17		1,250	1,303,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		12,847	12,365,237
6.375%, 9/15/20 (a)		5,197	5,352,910
Clear Channel Communications, Inc.
5.50%, 12/15/16 (b)		2,047	2,006,060
6.875%, 6/15/18		9,731	9,293,105
9.00%, 3/01/21		1,312	1,356,280
10.00%, 1/15/18 (b)		8,225	7,484,750
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (d)		5,215	5,201,962
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		2,230	2,330,350
Series A
7.625%, 3/15/20		885	924,825
Series B
6.50%, 11/15/22		6,270	6,583,500
7.625%, 3/15/20		7,016	7,366,800
Crown Media Holdings, Inc.
10.50%, 7/15/19		11,378	12,629,580
CSC Holdings LLC
5.25%, 6/01/24 (a)		8,284	7,931,930
6.75%, 11/15/21		8,000	8,580,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		4,005	4,105,125
Dex Media, Inc.
14.00% (14.00% Cash or 14.00% PIK), 1/29/17 (d)		630	436,246
DISH DBS Corp.
4.625%, 7/15/17		2,300	2,392,000
6.75%, 6/01/21		1,500	1,650,000
7.125%, 2/01/16		625	665,625
7.875%, 9/01/19		520	598,000
Gannett Co., Inc.
6.375%, 10/15/23 (a)		12,434	13,117,870
Hughes Satellite Systems Corp.
7.625%, 6/15/21		5,725	6,469,250
Intelsat Jackson Holdings SA
5.50%, 8/01/23		18,239	17,509,440
7.25%, 10/15/20		7,625	8,044,375
7.50%, 4/01/21		1,965	2,097,638

	Principal Amount (000)		U.S. $ Value
Lamar Media Corp.
5.00%, 5/01/23	U.S.$	3,714	3,681,502
LIN Television Corp.
6.375%, 1/15/21		2,391	2,480,663
8.375%, 4/15/18		2,750	2,877,188
McClatchy Co. (The)
9.00%, 12/15/22		4,228	4,661,370
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		8,000	8,240,000
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,037,375
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		3,287	3,484,220
Quebecor Media, Inc.
5.75%, 1/15/23		2,000	2,020,000
Radio One, Inc.
9.25%, 2/15/20 (a)		2,438	2,578,185
RR Donnelley & Sons Co.
7.25%, 5/15/18		3,047	3,450,727
Sinclair Television Group, Inc.
5.375%, 4/01/21		7,468	7,477,335
5.625%, 8/01/24 (a)		7,000	6,903,750
6.125%, 10/01/22		9,854	10,174,255
8.375%, 10/15/18		1,710	1,793,363
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		914	850,020
5.875%, 10/01/20 (a)		5,724	5,881,410
6.00%, 7/15/24 (a)		12,010	12,070,050
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)	EUR	5,000	7,180,656
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (a)		2,500	3,555,847
Telenet Finance V Luxembourg SCA
6.75%, 8/15/24 (a)		1,250	1,878,352
Time, Inc.
5.75%, 4/15/22 (a)(b)	U.S.$	7,772	7,694,280
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)		15,223	16,516,955
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	3,000	4,306,385
5.50%, 1/15/23 (a)	U.S.$	8,392	8,433,960
7.50%, 3/15/19 (a)		1,029	1,085,595
7.50%, 3/15/19 (a)	EUR	1,263	1,794,723
Univision Communications, Inc.
5.125%, 5/15/23 (a)	U.S.$	5,839	5,999,572
6.75%, 9/15/22 (a)		3,335	3,593,462
7.875%, 11/01/20 (a)		3,015	3,241,125
8.50%, 5/15/21 (a)		7,615	8,224,200
UPC Holding BV
6.375%, 9/15/22 (a)	EUR	4,000	5,784,696
8.375%, 8/15/20 (a)		3,000	4,378,613

	Principal Amount (000)		U.S. $ Value
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	2,615	2,758,825
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		473	506,110
Virgin Media Finance PLC
4.88%, 2/15/22		900	841,500
5.25%, 2/15/22		941	903,360
6.375%, 4/15/23 (a)		4,595	4,824,750
8.375%, 10/15/19		4,650	4,876,687
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	2,300	3,917,067
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(d)	U.S.$	1,606	1,654,180

			357,809,896

Communications - Telecommunications - 3.8%
Altice SA
7.25%, 5/15/22 (a)	EUR	6,390	8,877,399
7.75%, 5/15/22 (a)	U.S.$	13,853	14,164,692
CenturyLink, Inc.
Series U
7.65%, 3/15/42		2,900	2,900,000
Series V
5.625%, 4/01/20		2,500	2,606,250
Series W
6.75%, 12/01/23		1,850	2,007,250
Cincinnati Bell, Inc.
8.375%, 10/15/20		1,600	1,736,000
8.75%, 3/15/18		4,650	4,868,550
Columbus International, Inc.
7.38%, 3/30/21 (a)		13,922	14,722,515
Crown Castle International Corp.
4.875%, 4/15/22		6,992	6,922,080
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (f)	CAD	2,500	2,264,411
Frontier Communications Corp.
7.625%, 4/15/24	U.S.$	8,443	8,801,827
7.875%, 1/15/27		4,058	4,169,595
8.125%, 10/01/18		1,600	1,832,000
9.00%, 8/15/31		7,415	7,896,975
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	12,930	18,298,732
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	3,207	3,463,560
Level 3 Financing, Inc.
6.125%, 1/15/21 (a)		2,690	2,784,150
7.00%, 6/01/20		7,000	7,446,250
8.625%, 7/15/20		3,465	3,768,188
9.375%, 4/01/19		4,135	4,424,450
MetroPCS Wireless, Inc.
6.625%, 11/15/20		5,034	5,285,700
7.875%, 9/01/18		3,000	3,128,550

	Principal Amount (000)		U.S. $ Value
Mobile Challenger Intermediate Group SA
8.75% (8.75% Cash or 9.00% PIK), 3/15/19 (a)(d)	EUR	1,800	2,460,786
8.75%, 3/15/19 (a)(d)	CHF	2,250	2,527,304
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	2,675	2,845,531
SBA Communications Corp.
5.625%, 10/01/19		3,846	3,990,225
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,255,525
Sprint Capital Corp.
6.875%, 11/15/28		1,142	1,113,450
Sprint Communications, Inc.
6.00%, 11/15/22 (b)		5,250	5,171,250
Sprint Corp.
7.125%, 6/15/24 (a)		5,300	5,406,000
7.25%, 9/15/21 (a)		3,321	3,536,865
7.875%, 9/15/23 (a)		5,625	6,018,750
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)(b)	EUR	2,500	3,540,113
Sunrise Communications International SA
7.00%, 12/31/17 (a)		800	1,127,480
T-Mobile USA, Inc.
6.125%, 1/15/22	U.S.$	1,460	1,501,975
6.542%, 4/28/20		967	1,010,515
6.625%, 4/01/23		6,000	6,300,000
6.731%, 4/28/22		607	635,833
6.836%, 4/28/23 (b)		4,673	4,953,380
Telecom Italia SpA
5.303%, 5/30/24 (a)		5,639	5,469,830
tw telecom holdings, Inc.
5.375%, 10/01/22		2,444	2,645,630
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,433,680
Wind Acquisition Finance SA
4.00%, 7/15/20 (a)	EUR	2,660	3,566,325
4.75%, 7/15/20 (a)	U.S.$	5,894	5,761,385
7.375%, 4/23/21 (a)		15,294	15,943,995
Windstream Corp.
6.375%, 8/01/23		7,287	7,195,912
7.50%, 6/01/22-4/01/23		6,930	7,445,200
7.75%, 10/15/20-10/01/21		3,405	3,667,675
8.125%, 9/01/18		1,825	1,902,563
Ymobile Corp.
8.25%, 4/01/18 (a)		3,648	3,898,800

			249,695,101

Consumer Cyclical - Automotive - 1.7%
Affinia Group, Inc.
7.75%, 5/01/21		7,248	7,465,440
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		9,699	10,280,940

	Principal Amount (000)		U.S. $ Value
American Axle & Manufacturing, Inc.
6.625%, 10/15/22 (b)	U.S.$	2,925	3,151,687
Banque PSA Finance SA
4.375%, 4/04/16 (a)		1,500	1,552,500
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		9,600	9,888,000
Dana Holding Corp.
6.00%, 9/15/23		3,683	3,839,527
6.50%, 2/15/19		675	699,469
6.75%, 2/15/21		638	674,685
Exide Technologies
8.625%, 2/01/18 (e)		10,401	5,408,520
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	710	917,450
6.00%, 7/15/22 (a)	U.S.$	9,794	9,549,150
General Motors Co.
4.875%, 10/02/23		1,735	1,810,906
General Motors Financial Co., Inc.
6.75%, 6/01/18		1,640	1,853,200
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	1,056	1,484,739
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)		1,168	1,669,894
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	731,500
8.75%, 8/15/20		2,829	3,345,292
LKQ Corp.
4.75%, 5/15/23		10,086	9,732,990
Meritor, Inc.
6.25%, 2/15/24		2,087	2,144,393
6.75%, 6/15/21		4,325	4,584,500
8.125%, 9/15/15		2,710	2,892,925
Navistar International Corp.
8.25%, 11/01/21		4,334	4,474,855
Rhino Bondco S.P.A
7.25%, 11/15/20 (a)	EUR	1,984	2,829,359
Schaeffler Holding Finance BV
6.875% (6.875% Cash or 7.625% PIK), 8/15/18 (a)(d)	U.S.$	2,200	2,310,000
6.875%, 8/15/18 (a)(d)	EUR	3,174	4,457,339
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		5,044	7,193,764
Tenneco, Inc.
7.75%, 8/15/18	U.S.$	1,143	1,190,149
Titan International, Inc.
6.875%, 10/01/20		9,000	9,135,000

			115,268,173

Consumer Cyclical - Entertainment - 0.4%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)		2,747	2,884,350
6.125%, 9/15/23 (a)		2	2,155
AMC Entertainment, Inc.
9.75%, 12/01/20		2,076	2,319,930

	Principal Amount (000)		U.S. $ Value
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (a)	U.S.$	2,923	2,923,000
Greektown Holdings LLC
10.75%, 12/01/13 (i)(j)(k)		715	0
Liberty Interactive LLC
3.75%, 2/15/30		2,357	1,517,319
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		3,073	3,311,157
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,860,180
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	289,293
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		7,694	7,715,670

			22,823,054

Consumer Cyclical - Other - 2.3%
Beazer Homes USA, Inc.
7.50%, 9/15/21		3,353	3,487,120
Boyd Gaming Corp.
9.00%, 7/01/20		4,320	4,622,400
9.125%, 12/01/18		4,500	4,691,250
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		1,935	643,388
11.25%, 6/01/17		1,350	1,188,000
Carlson Travel Holdings, Inc.
7.50%, 8/15/19 (a)		2,642	2,681,630
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/01/20 (a)		3,222	3,060,900
Choice Hotels International, Inc.
5.75%, 7/01/22		517	558,360
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,095,000
6.50%, 4/15/16		1,000	1,065,000
Gtech SpA
8.25%, 3/31/66 (a)	EUR	10,343	14,861,521
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	U.S.$	2,950	3,097,500
8.875%, 6/15/20 (b)		7,196	7,627,760
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (a)		5,383	5,665,607
KB Home
4.75%, 5/15/19		900	888,750
7.00%, 12/15/21		1,000	1,075,000
7.25%, 6/15/18		1,000	1,100,000
7.50%, 9/15/22		1,266	1,383,105
9.10%, 9/15/17		1,300	1,508,000
Lennar Corp.
6.95%, 6/01/18		2,780	3,096,225
Series B
6.50%, 4/15/16		3,200	3,400,000
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,597,906

	Principal Amount (000)		U.S. $ Value
Marina District Finance Co., Inc.
9.875%, 8/15/18	U.S.$	5,220	5,443,155
MCE Finance Ltd.
5.00%, 2/15/21 (a)		5,342	5,315,290
Meritage Homes Corp.
7.00%, 4/01/22		2,749	3,003,283
7.15%, 4/15/20		2,500	2,756,250
MGM Resorts International
6.625%, 7/15/15		2,000	2,080,000
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(d)		6,692	7,629,345
PulteGroup, Inc.
7.875%, 6/15/32		7,600	8,550,000
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,130,000
7.50%, 10/15/27		3,000	3,427,500
Ryland Group, Inc. (The)
6.625%, 5/01/20		4,500	4,815,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	1,752	2,498,507
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19	U.S.$	6,386	6,785,125
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,729,375
10.75%, 9/15/16		1,667	1,933,720
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		6,910	7,639,005
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (a)		4,004	4,284,280
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	1,947,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		7,045	7,590,987

			153,952,744

Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18		4,666	4,934,295
Twinkle Pizza Holdings PLC
8.625%, 8/01/22 (a)	GBP	751	1,248,134
Twinkle Pizza PLC
6.625%, 8/01/21 (a)		1,497	2,486,315

			8,668,744

Consumer Cyclical - Retailers - 2.2%
Asbury Automotive Group, Inc.
8.375%, 11/15/20	U.S.$	1,555	1,698,838
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	8,325	14,792,990
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	5,401	5,931,000

	Principal Amount (000)		U.S. $ Value
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00% (9.00% Cash or 9.75% PIK), 2/15/18 (a)(d)	U.S.$	321	327,423
Cash America International, Inc.
5.75%, 5/15/18		7,321	7,558,932
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(b)(d)		8,688	8,340,480
CST Brands, Inc.
5.00%, 5/01/23		6,008	5,932,900
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	958,580
7.40%, 4/01/37		4,492	3,930,500
L Brands, Inc.
5.25%, 11/01/14		3,194	3,209,970
6.90%, 7/15/17		2,401	2,689,120
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		13,500	14,040,000
Michaels Stores, Inc.
7.75%, 11/01/18 (g)		7,089	7,390,283
Murphy Oil USA, Inc.
6.00%, 8/15/23		3,166	3,332,215
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(d)		8,923	9,525,302
New Look Bondco I PLC
8.375%, 5/14/18 (a)		9,000	9,472,500
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	7,750	13,346,011
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	2,300	2,492,625
10.25%, 10/15/19		3,074	3,273,810
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		6,406	6,662,240
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)(b)		9,510	10,009,275
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,594,880
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)		2,904	2,700,720
Wolverine World Wide, Inc.
6.125%, 10/15/20		1,999	2,133,933

			148,344,527

Consumer Non-Cyclical - 8.1%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		6,212	6,507,070
Alere, Inc.
6.50%, 6/15/20		895	915,138
7.25%, 7/01/18		3,046	3,259,220
8.625%, 10/01/18		9,025	9,419,844
Amsurg Corp.
5.625%, 7/15/22 (a)		3,708	3,726,540
Aramark Services, Inc.
5.75%, 3/15/20		2,684	2,764,520

	Principal Amount (000)		U.S. $ Value
Big Heart Pet Brands
7.625%, 2/15/19	U.S.$	8,979	9,259,594
Biomet, Inc.
6.50%, 8/01/20-10/01/20		10,227	10,903,914
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	3,299	5,235,520
5.50%, 7/15/21 (a)		4,000	6,294,523
Capsugel Finance Co. SCA
9.875%, 8/01/19 (a)	EUR	2,450	3,530,824
Capsugel SA
7.00% (7.00% Cash or 7.50% PIK), 5/15/19 (a)(d)	U.S.$	10,634	10,713,755
Care UK Health & Social Care PLC
5.557%, 7/15/19 (a)(g)	GBP	5,784	9,594,237
8.06%, 1/15/20 (a)(g)		2,000	3,227,456
9.75%, 8/01/17 (a)		10,750	19,039,263
9.75%, 8/01/17		2,900	5,134,753
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	U.S.$	6,160	6,264,720
Cerba European Lab SAS
7.00%, 2/01/20 (a)(b)	EUR	7,200	10,306,400
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)	U.S.$	14,754	15,085,965
7.125%, 7/15/20		8,029	8,570,957
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		8,448	9,060,480
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	658	967,919
Elli Finance UK PLC
8.75%, 6/15/19 (a)	GBP	4,859	8,982,777
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	600	597,000
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19-12/15/20 (a)		6,110	6,438,625
7.25%, 1/15/22 (a)		9,055	9,575,662
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		7,081	6,992,487
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		15,758	14,891,310
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	267	449,311
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22 (a)	U.S.$	1,934	1,941,253
HCA Holdings, Inc.
7.75%, 5/15/21		4,500	4,854,375
HCA, Inc.
5.875%, 3/15/22		2,450	2,609,250
6.50%, 2/15/16		782	832,830
HealthSouth Corp.
7.75%, 9/15/22		352	375,760
8.125%, 2/15/20		1,455	1,535,025
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	6,584	9,305,600

	Principal Amount (000)		U.S. $ Value
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	19,742	20,877,165
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	2,145	3,752,679
Iglo Foods Bondco PLC
4.702%, 6/15/20 (a)(g)	EUR	3,194	4,298,302
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(d)	U.S.$	11,987	12,196,772
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		7,556	8,160,480
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		14,959	16,567,092
Labco SA
8.50%, 1/15/18 (a)	EUR	6,500	9,215,175
LifePoint Hospitals, Inc.
6.625%, 10/01/20	U.S.$	2,150	2,279,000
Mallinckrodt Fin/SB
5.75%, 8/01/22 (a)		6,054	6,084,270
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		3,097	3,174,425
New Albertsons, Inc.
7.45%, 8/01/29 (b)		3,136	2,908,640
8.00%, 5/01/31		2,235	2,151,188
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		10,446	11,151,105
Party City Holdings, Inc.
8.875%, 8/01/20		8,041	8,664,177
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	2,300	3,241,875
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	4,054	4,256,700
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		17,677	19,444,700
Post Holdings, Inc.
6.00%, 12/15/22 (a)		2,096	2,075,040
7.375%, 2/15/22		7,771	8,276,115
Priory Group No. 3 PLC
7.00%, 2/15/18 (a)	GBP	6,727	11,857,138
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		4,939	8,205,097
8.25%, 5/15/20 (a)	AUD	3,910	3,647,934
R&R PIK PLC
9.25%, 5/15/18 (a)(d)	EUR	4,332	5,929,774
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	1,764	1,891,890
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)		2,795	2,920,775
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		3,549	3,637,725
5.875%, 8/01/21 (a)		5,820	6,111,000
6.625%, 8/15/22		1,516	1,637,280
7.75%, 7/01/17		5,250	5,932,500

	Principal Amount (000)		U.S. $ Value
Spectrum Brands, Inc.
6.375%, 11/15/20	U.S.$	2,586	2,721,765
6.625%, 11/15/22		2,624	2,781,440
6.75%, 3/15/20		3,475	3,657,437
Stretford 79 PLC
4.807%, 7/15/20 (a)(g)	GBP	1,298	2,191,413
6.25%, 7/15/21 (a)		3,083	5,139,966
Sun Products Corp. (The)
7.75%, 3/15/21 (a)	U.S.$	7,463	6,119,660
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	5,123	7,188,887
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	813	880,073
6.875%, 11/15/31		14,206	13,637,760
8.00%, 8/01/20		2,000	2,135,000
8.125%, 4/01/22 (b)		9,475	10,588,312
United Surgical Partners International, Inc.
9.00%, 4/01/20		3,450	3,743,250
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20 (a)		2,520	2,601,900
6.75%, 8/15/21 (a)		2,100	2,184,000
7.00%, 10/01/20 (a)		10,450	10,920,250
7.25%, 7/15/22 (a)		5,402	5,726,120
7.50%, 7/15/21 (a)		2,108	2,276,640
Visant Corp.
10.00%, 10/01/17		2,798	2,714,060
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	8,290,080
VWR Funding, Inc.
7.25%, 9/15/17	U.S.$	3,799	4,012,694
WellCare Health Plans, Inc.
5.75%, 11/15/20		5,640	5,752,800

			534,973,397

Energy - 7.6%
Antero Resources Corp.
5.125%, 12/01/22 (a)		2,239	2,233,403
Antero Resources Finance Corp.
5.375%, 11/01/21		9,000	9,112,500
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 5/01/22 (a)		1,930	1,939,650
7.375%, 4/15/21 (a)		9,880	10,522,200
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,420	1,491,000
Basic Energy Services, Inc.
7.75%, 2/15/19		4,460	4,671,850
Berry Petroleum Co. LLC
6.375%, 9/15/22		12,667	12,920,340
Bill Barrett Corp.
7.625%, 10/01/19		2,500	2,631,250
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		862	896,480
Bristow Group, Inc.
6.25%, 10/15/22		2,741	2,891,755

	Principal Amount (000)		U.S. $ Value
Chaparral Energy, Inc.
7.625%, 11/15/22	U.S.$	7,282	7,627,895
8.25%, 9/01/21		2,000	2,140,000
CHC Helicopter SA
9.25%, 10/15/20		6,116	6,561,062
9.375%, 6/01/21 (b)		3,475	3,648,750
Chesapeake Energy Corp.
2.50%, 5/15/37		1,653	1,741,849
Cimarex Energy Co.
5.875%, 5/01/22		3,526	3,852,155
Concho Resources, Inc.
5.50%, 4/01/23		2,000	2,070,000
Denbury Resources, Inc.
4.625%, 7/15/23		8,575	8,017,625
5.50%, 5/01/22		9,880	9,707,100
6.375%, 8/15/21		991	1,035,595
Diamondback Energy, Inc.
7.625%, 10/01/21 (a)		7,270	7,887,950
El Paso LLC
7.00%, 6/15/17		275	303,188
Series G
7.75%, 1/15/32		13,398	14,804,790
7.80%, 8/01/31		6,837	7,520,700
Energy Transfer Equity LP
5.875%, 1/15/24 (a)		7,132	7,274,640
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,640,000
9.25%, 12/15/17		3,600	3,762,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		6,884	7,624,030
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		3,059	3,204,303
Era Group, Inc.
7.75%, 12/15/22		3,450	3,669,351
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		1,560	1,608,750
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		13,157	13,008,984
Golden Close Maritime Corp., Ltd.
Series E
11.00%, 12/09/15		2,435	2,544,347
Golden Energy Offshore Services AS
9.09%, 5/28/17 (g)(l)	NOK	15,000	2,386,122
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)	U.S.$	3,180	3,164,100
7.25%, 10/01/20 (a)		6,083	6,493,602
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20 (a)		1,000	1,065,000
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,948	4,125,660
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		5,000	4,900,000
5.875%, 4/01/20		4,695	4,741,950

	Principal Amount (000)		U.S. $ Value
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (a)	U.S.$	9,517	9,897,680
Key Energy Services, Inc.
6.75%, 3/01/21		5,746	5,860,920
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		470	492,913
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		2,184	2,391,698
Laredo Petroleum, Inc.
7.375%, 5/01/22		3,511	3,826,990
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		650	651,625
6.625%, 12/01/21 (a)		5,948	5,962,870
8.00%, 12/01/20		3,554	3,785,010
Linn Energy LCC/Linn Energy Finance Corp.
6.25%, 11/01/19		9,988	10,137,820
8.625%, 4/15/20		4,190	4,425,687
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,401	2,539,058
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)		4,811	4,678,697
Newfield Exploration Co.
7.125%, 5/15/18		1,989	2,038,725
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		6,100	6,420,250
Northern Oil and Gas, Inc.
8.00%, 6/01/20		5,985	6,314,175
Oasis Petroleum, Inc.
6.875%, 3/15/22 (a)		5,252	5,685,290
Offshore Group Investment Ltd.
7.125%, 4/01/23		9,423	9,305,212
7.50%, 11/01/19		8,860	9,125,800
Pacific Drilling SA
5.375%, 6/01/20 (a)		15,999	15,239,047
Paragon Offshore PLC
6.75%, 7/15/22 (a)		4,781	4,541,950
7.25%, 8/15/24 (a)		15,487	14,751,367
PDC Energy, Inc.
7.75%, 10/15/22		3,669	4,072,590
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		7,821	8,212,050
PHI, Inc.
5.25%, 3/15/19 (a)		7,518	7,555,590
Precision Drilling Corp.
6.50%, 12/15/21		1,870	1,986,875
QEP Resources, Inc.
5.25%, 5/01/23		3,628	3,628,000
6.875%, 3/01/21		2,453	2,716,698
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		9,064	8,633,460
5.00%, 10/01/22		2,854	2,818,325
5.50%, 4/15/23		6,015	6,075,150

	Principal Amount (000)		U.S. $ Value
Resolute Energy Corp.
8.50%, 5/01/20	U.S.$	3,993	4,072,860
Rosetta Resources, Inc.
5.875%, 6/01/22-6/01/24		14,204	14,475,985
Sabine Pass Liquefaction LLC
5.75%, 5/15/24 (a)		7,426	7,537,390
6.25%, 3/15/22 (a)		3,000	3,157,500
Sabine Pass LNG LP
6.50%, 11/01/20		2,949	3,074,333
Sanchez Energy Corp.
6.125%, 1/15/23 (a)		2,989	2,981,528
7.75%, 6/15/21		11,835	12,840,975
SandRidge Energy, Inc.
8.125%, 10/15/22		3,164	3,369,660
Seitel, Inc.
9.50%, 4/15/19		3,900	4,104,750
SESI LLC
6.375%, 5/01/19		771	809,550
7.125%, 12/15/21		3,333	3,707,962
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		12,002	12,992,165
Southern Star Central Corp.
5.125%, 7/15/22 (a)		6,100	6,100,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23		8,186	8,308,790
6.375%, 8/01/22		2,736	2,900,160
6.875%, 2/01/21		3,250	3,436,875
Tervita Corp.
8.00%, 11/15/18 (a)		12,343	12,713,290
9.75%, 11/01/19 (a)		4,592	4,523,120
10.875%, 2/15/18 (a)		2,648	2,674,480
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		7,661	7,651,424
W&T Offshore, Inc.
8.50%, 6/15/19		3,500	3,727,500
Whiting Petroleum Corp.
5.75%, 3/15/21		4,426	4,835,405

			503,209,150

Other Industrial - 1.9%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		9,645	9,886,125
9.00%, 10/15/18 (a)(b)	EUR	1,810	2,508,752
10.75%, 10/15/19 (a)	U.S.$	2,300	2,288,500
B456 Systems, Inc.
3.75%, 4/15/16 (j)(k)		3,985	199,250
Belden, Inc.
5.25%, 7/15/24 (a)		3,975	3,965,062
Briggs & Stratton Corp.
6.875%, 12/15/20		737	825,440
General Cable Corp.
4.50%, 11/15/29 (m)		3,200	2,916,000
5.75%, 10/01/22		5,113	5,125,782

	Principal Amount (000)		U.S. $ Value
Interline Brands, Inc.
10.00%, 11/15/18 (d)	U.S.$	5,887	6,210,785
Laureate Education, Inc.
9.25%, 9/01/19 (a)		20,060	20,060,000
Liberty Tire Recycling LLC
11.00%, 10/01/16 (a)		4,400	4,169,000
Modular Space Corp.
10.25%, 1/31/19 (a)		15,471	15,935,130
Mueller Water Products, Inc.
7.375%, 6/01/17		4,215	4,267,687
8.75%, 9/01/20		720	788,400
NANA Development Corp.
9.50%, 3/15/19 (a)		5,451	5,290,877
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18 (b)		5,367	5,179,155
13.00% (5.00% Cash and 8.00% PIK), 3/15/18 (d)		4,490	5,018,126
Novafives SAS
4.206%, 6/30/20 (a)(g)	EUR	896	1,199,789
4.50%, 6/30/21 (a)		2,954	3,990,165
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	12,408	12,997,380
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	742	1,025,469
Trionista TopCo GmbH
6.875%, 4/30/21 (a)		1,581	2,245,966
Xella Holdco Finance SA
9.125% (9.125% Cash or 9.875% PIK), 9/15/18 (a)(d)		4,100	5,846,962
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)	U.S.$	4,500	4,758,750

			126,698,552

Services - 1.1%
ADT Corp. (The)
4.13%, 4/15/19 (b)		7,422	7,329,225
6.25%, 10/15/21 (b)		4,207	4,354,245
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		3,275	3,483,781
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	547	780,070
8.00%, 1/15/21 (a)		1,431	2,122,170
Manutencoop Facility Management SpA
8.50%, 8/01/20 (a)		4,867	6,973,357
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	2,482,400
Monitronics International, Inc.
9.125%, 4/01/20		2,267	2,380,350
Realogy Group LLC
9.00%, 1/15/20 (a)(b)		3,500	3,885,000
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		6,968	7,542,860

	Principal Amount (000)		U.S. $ Value
Sabre Holdings Corp.
8.35%, 3/15/16 (c)	U.S.$	2,939	3,188,815
Service Corp. International/US
6.75%, 4/01/16 (g)		2,900	3,110,250
7.50%, 4/01/27		1,575	1,732,500
ServiceMaster Co. (The)
7.00%, 8/15/20		6,037	6,172,833
8.00%, 2/15/20		3,951	4,178,183
Travelport LLC/Travelport Holdings, Inc.
6.352%, 3/01/16 (a)(g)		478	476,187
13.875% (11.375% Cash and 2.50% PIK), 3/01/16 (a)(d)		7,742	7,811,699
West Corp.
7.875%, 1/15/19		1,312	1,374,320

			69,378,245

Technology - 4.1%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		2,881	3,197,910
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	11,360,960
Aspect Software, Inc.
10.625%, 5/15/17 (b)		4,211	4,368,913
Audatex North America, Inc.
6.00%, 6/15/21 (a)		3,018	3,161,355
6.125%, 11/01/23 (a)		5,299	5,537,455
Avaya, Inc.
7.00%, 4/01/19 (a)		2,000	1,955,000
10.50%, 3/01/21 (a)(b)		18,495	16,321,837
Blackboard, Inc.
7.75%, 11/15/19 (a)		5,337	5,403,713
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		15,604	15,525,980
Brightstar Corp.
7.25%, 8/01/18 (a)		7,434	8,075,182
9.50%, 12/01/16 (a)		6,166	6,535,960
CDW Corp./DE
6.00%, 8/15/22		4,481	4,481,000
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		2,118	2,245,080
8.50%, 4/01/19		11,125	11,820,312
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		12,000	13,680,000
Ceridian LLC
8.875%, 7/15/19 (a)		4,536	5,012,280
Ceridian LLC/Comdata, Inc.
8.125%, 11/15/17 (a)		1,650	1,645,875
CommScope, Inc.
5.50%, 6/15/24 (a)		3,177	3,161,115
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	1,908,531
CoreLogic, Inc./United States
7.25%, 6/01/21		889	944,563

	Principal Amount (000)		U.S. $ Value
CPI International, Inc.
8.75%, 2/15/18	U.S.$	6,323	6,607,535
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		1,352	1,348,620
Eagle Midco, Inc.
9.00%, 6/15/18 (a)		8,480	8,649,600
Epicor Software Corp.
8.625%, 5/01/19		3,738	3,980,970
First Data Corp.
6.75%, 11/01/20 (a)		1,058	1,116,190
8.25%, 1/15/21 (a)(b)		3,924	4,198,680
11.75%, 8/15/21		7,441	8,687,367
12.625%, 1/15/21		6,761	8,054,041
First Data Holdings, Inc.
14.50%, 9/24/19 (a)(d)		4,375	4,943,636
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)(b)		4,637	4,613,815
6.00%, 1/15/22 (a)		5,454	5,617,620
8.05%, 2/01/20		277	294,313
Goodman Networks, Inc.
12.125%, 7/01/18		8,670	9,363,600
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(b)(d)		5,493	5,438,070
Infor US, Inc.
9.375%, 4/01/19		6,278	6,858,715
10.00%, 4/01/19	EUR	2,539	3,790,830
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	3,155	3,155,000
Micron Technology, Inc.
5.50%, 2/01/25 (a)		9,202	9,155,990
MMI International Ltd.
8.00%, 3/01/17 (a)		6,778	6,941,418
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	622	864,256
5.625%, 5/15/24 (a)		1,981	2,772,505
6.00%, 5/15/22 (a)	U.S.$	8,105	8,145,525
6.25%, 5/15/24 (a)		2,975	2,989,875
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		8,374	8,680,235
Sensata Technologies BV
6.50%, 5/15/19 (a)		5,000	5,275,000
SITEL LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		3,400	3,587,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		1,550	1,674,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		6,170	6,524,775
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,677,900

	Principal Amount (000)		U.S. $ Value
Viasystems, Inc.
7.875%, 5/01/19 (a)	U.S.$	1,107	1,154,048

			272,504,150

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (a)		6,910	7,393,700
8.75%, 4/01/20 (a)		5,265	5,793,080
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19		1,281	1,418,985
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (c)		762	838,045
UAL Pass-Through Trust
Series 2007-1, Class A
6.636%, 7/02/22		1,772	1,951,006

			17,394,816

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		2,003	2,003,000
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	2,070	2,945,627
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	4,252	4,347,670
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	4,232	5,649,292
Europcar Groupe SA
11.50%, 5/15/17 (a)(b)		4,351	6,658,131
Hapag-Lloyd AG
9.75%, 10/15/17 (a)(b)	U.S.$	2,250	2,385,000
Hertz Corp. (The)
5.875%, 10/15/20		3,548	3,627,830
6.75%, 4/15/19		8,288	8,660,960
7.50%, 10/15/18		1,900	1,976,000
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		9,177	9,750,562
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (e)		2,250	2,733,750
Stena AB
5.875%, 2/01/19 (a)	EUR	2,000	2,939,215
7.875%, 3/15/20 (a)(b)		1,000	1,570,036

			55,247,073

			3,171,712,856

Financial Institutions - 6.6%
Banking - 2.9%
Ally Financial, Inc.
4.625%, 6/26/15	U.S.$	4,725	4,807,687

	Principal Amount (000)		U.S. $ Value
7.50%, 9/15/20	U.S.$	2,638	3,040,295
8.00%, 11/01/31		7,668	9,530,120
Series 8
6.75%, 12/01/14		2,590	2,619,138
Banco Espirito Santo SA
2.625%, 5/08/17 (a)	EUR	1,900	2,257,973
3.875%, 1/21/15		1,500	1,892,230
Bank of America Corp.
Series U
5.20%, 6/01/23 (b)(h)	U.S.$	9,164	8,591,250
Bank of Ireland
10.00%, 2/12/20	EUR	2,270	3,757,759
Series E
10.00%, 7/30/16 (a)		1,419	2,074,447
Series MPLE
2.062%, 9/22/15 (g)	CAD	7,925	6,995,747
Barclays Bank PLC
4.875%, 12/15/14 (a)(h)	EUR	2,660	3,468,018
7.625%, 11/21/22	U.S.$	6,508	7,345,905
7.70%, 4/25/18 (a)(h)		4,629	4,875,716
7.75%, 4/10/23		6,059	6,748,211
Barclays PLC
8.00%, 12/15/20 (h)	EUR	622	899,462
8.25%, 12/15/18 (b)(h)	U.S.$	1,464	1,562,088
BBVA International Preferred SAU
3.798%, 9/22/15 (h)	EUR	3,030	4,025,877
4.952%, 9/20/16 (a)(b)(h)		8,900	12,096,308
Series F
9.10%, 10/21/14 (h)	GBP	1,000	1,709,573
Citigroup, Inc.
5.95%, 1/30/23 (h)	U.S.$	16,535	16,485,395
Commerzbank AG
8.125%, 9/19/23 (a)		5,125	6,018,785
Countrywide Capital III
Series B
8.05%, 6/15/27		11,735	14,396,475
Credit Agricole SA
7.875%, 1/23/24 (a)(b)(h)		2,098	2,255,350
Credit Suisse Group AG
7.50%, 12/11/23 (a)(h)		6,214	6,835,400
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		816	977,160
HBOS Capital Funding LP
4.939%, 5/23/16 (h)	EUR	3,901	5,192,292
HT1 Funding GmbH
6.352%, 6/30/17 (h)		2,700	3,705,821
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(h)	U.S.$	3,820	4,202,035
Lloyds Banking Group PLC
6.41%, 10/01/25 (a)(h)		3,709	4,014,992
6.66%, 5/21/37 (a)(h)		1,801	1,985,603
7.50%, 6/27/24 (h)		11,389	11,958,450

	Principal Amount (000)		U.S. $ Value
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20 (h)	GBP	2,000	3,271,081
Regions Bank/Birmingham AL
6.45%, 6/26/37	U.S.$	5,300	6,266,031
SNS Bank NV
11.25%, 12/31/49 (i)(j)(k)	EUR	1,001	0
Societe Generale SA
4.196%, 1/26/15 (h)		1,500	2,013,596
6.999%, 12/19/17 (h)		2,650	4,058,045
7.875%, 12/18/23 (a)(h)	U.S.$	6,357	6,674,850
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,774,676
Zions Bancorporation
5.80%, 6/15/23 (h)	U.S.$	2,500	2,403,125

			192,786,966

Brokerage - 0.2%
E*TRADE Financial Corp.
6.375%, 11/15/19		6,552	6,961,500
6.75%, 6/01/16		4,634	4,981,550
GFI Group, Inc.
10.375%, 7/19/18		3,200	3,928,000
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (k)		1,800	362,250
6.875%, 5/02/18 (k)		1,600	328,000

			16,561,300

Finance - 1.5%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(d)		4,657	4,598,826
CIT Group, Inc.
5.25%, 3/15/18		3,667	3,868,685
Creditcorp
12.00%, 7/15/18 (a)		6,205	6,577,300
Enova International, Inc.
9.75%, 6/01/21 (a)		3,290	3,322,900
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,494,375
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,443,750
8.25%, 12/15/20		10,200	12,265,500
8.75%, 3/15/17		2,375	2,695,625
8.875%, 9/01/17		2,210	2,541,500
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		8,867	9,576,360
Navient LLC
4.875%, 6/17/19		5,837	5,880,777
5.50%, 1/15/19-1/25/23		2,948	2,984,540
5.625%, 8/01/33		4,160	3,567,200
7.25%, 1/25/22		1,638	1,793,610
8.00%, 3/25/20		3,466	3,916,580
NRG Yield Operating LLC
5.375%, 8/15/24		5,266	5,266,000

	Principal Amount (000)		U.S. $ Value
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	U.S.$	3,183	3,318,278
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		3,759	3,918,758
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		15,580	16,534,275

			96,564,839

Insurance - 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		9,491	9,846,912
American Equity Investment Life Holding Co.
6.625%, 7/15/21		8,506	9,058,890
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		1,000	1,067,500
Genworth Holdings, Inc.
6.15%, 11/15/66		2,535	2,306,850
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		1,856	2,190,080
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		5,630	5,770,750
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		14,759	17,489,415
USI, Inc./NY
7.75%, 1/15/21 (a)		11,334	11,248,995
XL Group PLC
Series E
6.50%, 4/15/17 (h)		11,629	11,396,420

			70,375,812

Other Finance - 0.8%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		2,167	1,701,095
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		16,179	12,781,410
FTI Consulting, Inc.
6.00%, 11/15/22		3,000	3,063,750
6.75%, 10/01/20		3,150	3,323,250
Gardner Denver, Inc.
6.875%, 8/15/21 (a)(b)		7,190	7,243,925
Harbinger Group, Inc.
7.75%, 1/15/22		2,930	2,981,275
7.875%, 7/15/19		3,913	4,245,605
iPayment Holdings, Inc.
15.00% (7.50% Cash and 7.50% PIK), 11/15/18 (d)		3,796	1,157,780
iPayment, Inc.
10.25%, 5/15/18		7,377	6,307,335

	Principal Amount (000)		U.S. $ Value
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(b)	U.S.$	6,062	6,107,465
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		7,561	7,561,000

			56,473,890

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		7,213	7,213,000

			439,975,807

Utility - 1.5%
Electric - 1.5%
AES Corp./VA
4.875%, 5/15/23		1,500	1,413,750
5.50%, 3/15/24		3,250	3,185,000
7.375%, 7/01/21		3,145	3,585,300
8.00%, 10/15/17		348	399,330
Calpine Corp.
5.75%, 1/15/25		12,900	12,609,750
5.875%, 1/15/24 (a)		3,988	4,157,490
DPL, Inc.
7.25%, 10/15/21		986	1,040,230
EDP Finance BV
4.90%, 10/01/19 (a)		416	433,859
5.875%, 2/01/16 (a)	EUR	1,823	2,599,759
6.00%, 2/02/18 (a)	U.S.$	10,232	11,132,927
Enel SpA
8.75%, 9/24/73 (a)		1,721	2,022,175
FirstEnergy Corp.
Series C
7.375%, 11/15/31		4,551	5,363,545
GenOn Energy, Inc.
9.50%, 10/15/18		15,239	15,924,755
NRG Energy, Inc.
6.625%, 3/15/23		7,677	7,907,310
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		5,125	5,240,312
PPL Energy Supply LLC
4.60%, 12/15/21		5,873	5,571,181
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		8,657	8,527,145
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	366	545,228
Techem GmbH
6.125%, 10/01/19 (a)		1,450	2,072,682
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)(f)	U.S.$	2,679	2,290,545

			96,022,273

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)	U.S.$	8,609	8,867,270

Total Corporates - Non-Investment Grades (cost $3,609,166,334)			3,716,578,206

CORPORATES - INVESTMENT GRADES - 9.3%
Financial Institutions - 5.5%
Banking - 2.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (h)	EUR	5,396	7,351,960
ABN Amro Bank NV
5.00%, 2/17/16 (h)	GBP	1,698	2,916,901
Akbank TAS
5.00%, 10/24/22 (a)(b)	U.S.$	3,974	3,954,130
American Express Co.
6.80%, 9/01/66		4,555	4,964,950
Baggot Securities Ltd.
10.24%, 9/15/14 (a)(h)	EUR	5,912	8,559,676
Barclays Bank PLC
6.86%, 6/15/32 (a)(h)	U.S.$	838	934,370
BNP Paribas Fortis SA
4.625%, 10/27/14 (a)(h)	EUR	1,000	1,341,728
BNP Paribas SA
5.186%, 6/29/15 (a)(h)	U.S.$	3,333	3,399,660
7.195%, 6/25/37 (a)(h)		6,900	7,978,125
BPCE SA
5.70%, 10/22/23 (a)		241	262,304
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)(h)		5,750	6,284,750
8.40%, 6/29/17 (a)(h)		5,500	6,180,625
Credit Agricole SA
7.589%, 1/30/20 (h)	GBP	4,950	9,298,310
Credit Suisse AG
6.50%, 8/08/23 (a)	U.S.$	9,056	9,991,579
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		3,191	3,422,348
Danske Bank A/S
5.684%, 2/15/17 (h)	GBP	5,500	9,749,932
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(h)	U.S.$	1,590	2,377,050
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		5,980	6,303,315
Intesa Sanpaolo SpA
5.02%, 6/26/24 (a)		10,206	10,096,581
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (h)		7,128	6,740,237
Series R
6.00%, 8/01/23 (h)		3,893	3,951,395
Series S
6.75%, 2/01/24 (h)		2,945	3,143,788

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	3,350	3,350,000
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17 (h)	GBP	1,225	2,222,246
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(h)	U.S.$	1,700	1,734,000
PNC Financial Services Group, Inc. (The)
6.75%, 8/01/21 (b)(h)		3,733	4,162,295
Series R
4.85%, 6/01/23 (h)		3,888	3,693,600
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		896	1,044,960
Series 1
3.522%, 10/27/14 (g)	AUD	3,500	3,247,476
Santander Bank NA
8.75%, 5/30/18	U.S.$	3,800	4,581,694
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)		5,722	6,124,583
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		3,939	3,967,107
Turkiye Halk Bankasi AS
4.875%, 7/19/17 (a)		4,715	4,868,238
UBS AG/Jersey
4.28%, 4/15/15 (h)	EUR	8,250	11,199,061
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	8,785	10,444,908
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,870	2,038,416
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (h)		6,420	6,724,950
Zions Bancorporation
5.65%, 11/15/23		2,289	2,439,676

			191,046,924

Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (h)		6,830	7,965,487

Finance - 0.5%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		2,367	2,504,861
6.75%, 4/06/21 (a)		5,450	6,137,556
7.125%, 10/15/20 (a)		5,190	6,007,493
GE Capital Trust II
5.50%, 9/15/67 (a)	EUR	4,000	5,784,996
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (h)	U.S.$	7,600	8,892,000
Series B
6.25%, 12/15/22 (h)		1,500	1,665,000

	Principal Amount (000)		U.S. $ Value
HSBC Finance Capital Trust IX
5.911%, 11/30/35	U.S.$	3,765	3,906,187

			34,898,093

Insurance - 1.7%
AAI Ltd.
6.15%, 9/07/25	AUD	700	659,487
Series 3
6.75%, 9/23/24		800	745,388
Series 5
6.75%, 10/06/26		500	479,593
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	2,581,666
8.175%, 5/15/58		7,301	10,084,506
AON Corp.
8.205%, 1/01/27		2,495	3,181,035
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,602,890
Aviva PLC
4.729%, 11/28/14 (h)	EUR	6,000	8,051,172
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	1,577,391
Genworth Holdings, Inc.
7.625%, 9/24/21		4,725	5,853,065
Hannover Finance Luxembourg SA
5.00%, 6/01/15 (h)	EUR	1,000	1,369,179
Lincoln National Corp.
6.05%, 4/20/67	U.S.$	5,966	6,025,660
7.00%, 5/17/66		5,134	5,271,976
8.75%, 7/01/19		604	776,382
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,232,725
MetLife, Inc.
6.40%, 12/15/36		3,700	4,146,960
10.75%, 8/01/39		3,495	5,574,525
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		3,554	4,204,513
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)		5,000	5,050,000
9.375%, 8/15/39 (a)		4,546	7,025,979
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,629,420
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,910,000
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(h)		6,435	6,837,188
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,945,446
WR Berkley Corp.
5.60%, 5/15/15		3,500	3,626,651
ZFS Finance USA Trust II
6.45%, 12/15/65 (a)		1,695	1,826,363

	Principal Amount (000)		U.S. $ Value
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	3,010	3,228,225

			114,497,385

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)		4,867	4,915,670

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,740,164
7.75%, 7/15/20		3,036	3,681,855
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	5,242,878

			12,664,897

			365,988,456

Industrial - 3.4%
Basic - 1.4%
Braskem America Finance Co.
7.125%, 7/22/41 (a)(b)		3,672	3,703,946
Braskem Finance Ltd.
5.75%, 4/15/21 (a)		200	204,500
6.45%, 2/03/24		4,416	4,635,475
7.00%, 5/07/20 (a)		208	232,960
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,281,984
7.125%, 5/01/20		1,100	1,336,122
Fresnillo PLC
5.50%, 11/13/23 (a)		10,414	10,960,735
GTL Trade Finance Inc.
5.89%, 4/29/24 (a)		2,014	2,076,434
Minsur SA
6.25%, 2/07/24 (a)		10,297	11,176,023
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20		4,780	5,234,100
Plains Exploration & Production Co.
6.125%, 6/15/19		1,298	1,437,535
6.50%, 11/15/20		3,362	3,731,820
6.625%, 5/01/21		649	722,013
6.75%, 2/01/22		1,566	1,769,580
7.625%, 4/01/20		1,000	1,080,000
8.625%, 10/15/19		2,300	2,426,500
Samarco Mineracao SA
4.125%, 11/01/22 (a)(b)		740	700,040
5.75%, 10/24/23 (a)(b)		5,205	5,452,238
5.75%, 10/24/23 (a)		6,000	6,285,000
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,761,075
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,302,040
Vale Overseas Ltd.
6.875%, 11/21/36		8,495	9,469,376

	Principal Amount (000)		U.S. $ Value
Westvaco Corp.
8.20%, 1/15/30	U.S.$	2,940	3,849,080
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	4,469,674
8.50%, 1/15/25		1,000	1,339,728

			90,637,978

Capital Goods - 0.3%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		6,710	6,506,687
7.125%, 6/26/42 (a)		6,600	7,029,463
8.25%, 4/25/18 (a)	BRL	5,903	2,367,705
Owens Corning
6.50%, 12/01/16 (g)	U.S.$	355	393,815
7.00%, 12/01/36 (g)		4,450	5,371,920

			21,669,590

Communications - Media - 0.4%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,614,105
Myriad International Holdings BV
6.00%, 7/18/20 (a)		6,983	7,646,529
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(h)		6,975	7,262,719
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		3,491	3,648,095

			22,171,448

Communications - Telecommunications - 0.2%
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.625%, 6/22/20 (a)(b)		4,400	5,081,120
Qwest Corp.
6.75%, 12/01/21		1,000	1,149,647
6.875%, 9/15/33		5,000	5,043,770
7.625%, 6/15/15		1,590	1,674,642
Telefonica Emisiones SAU
Series G
3.661%, 9/18/17 (a)	EUR	1,550	2,244,247

			15,193,426

Consumer Cyclical - Automotive - 0.0%
Delphi Corp.
6.125%, 5/15/21	U.S.$	957	1,062,270

Consumer Cyclical - Other - 0.1%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		3,990	4,428,900
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15		2,035	2,201,894

			6,630,794

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18	U.S.$	349	400,052

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)		2,956	2,895,993
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	414,319
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)		3,997	4,352,733
Mylan, Inc./PA
7.875%, 7/15/20 (a)		335	368,500

			8,031,545

Energy - 0.6%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,548,168
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		7,654	8,324,732
Energy Transfer Partners LP
7.60%, 2/01/24		3,200	3,991,146
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		2,359	2,650,926
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	545,313
Pride International, Inc.
6.875%, 8/15/20		1,327	1,595,909
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (a)		13,504	13,993,520
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,605,000
Transocean, Inc.
6.80%, 3/15/38		1,916	2,120,460
7.50%, 4/15/31		1,800	2,158,393

			40,533,567

Other Industrial - 0.1%
URS Corp.
5.00%, 4/01/22		4,000	4,065,268
Wendel SA
4.375%, 8/09/17	EUR	1,750	2,554,219

			6,619,487

Services - 0.1%
QVC, Inc.
7.50%, 10/01/19 (a)	U.S.$	2,400	2,510,186

Technology - 0.1%
Seagate HDD Cayman
4.75%, 6/01/23 (a)		5,000	5,050,000

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22	U.S.$	958	1,130,648

			221,640,991

Utility - 0.3%
Electric - 0.3%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)(b)		14,103	13,820,940
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,519,630
Southern California Edison Co.
Series E
6.25%, 2/01/22 (h)		3,300	3,580,500

			18,921,070

Natural Gas - 0.0%
SourceGas LLC
5.90%, 4/01/17 (a)		3,000	3,147,747

			22,068,817

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Electricite de France SA
5.25%, 1/29/23 (a)(h)		2,462	2,505,405
OCP SA
5.625%, 4/25/24 (a)		2,708	2,836,630

			5,342,035

Total Corporates - Investment Grades (cost $554,514,963)			615,040,299

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Non-Agency Fixed Rate - 3.0%
Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 6/25/36		1,212	1,099,488
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.892%, 5/25/47		2,255	1,958,065
Series 2007-4, Class 22A1
4.955%, 6/25/47		8,769	7,934,122
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,134	871,503
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36		6,516	6,112,024
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		12,343	11,770,468
Series 2006-AR3, Class 1A2A
5.245%, 6/25/36		5,320	4,914,546
Series 2007-AR4, Class 1A1A
5.474%, 3/25/37		2,193	2,114,910

	Principal Amount (000)		U.S. $ Value
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	U.S.$	2,708	2,351,226
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		6,340	5,750,514
Series 2006-2CB, Class A11
6.00%, 3/25/36		2,437	2,085,060
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		5,500	4,796,030
Series 2006-42, Class 1A6
6.00%, 1/25/47		2,217	1,911,266
Series 2006-HY12, Class A5
3.692%, 8/25/36		10,769	10,394,255
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,332	3,071,853
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,994	1,795,354
Series 2007-13, Class A2
6.00%, 6/25/47		7,740	6,470,258
Series 2007-15CB, Class A19
5.75%, 7/25/37		1,232	1,128,420
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		1,600	1,443,478
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.664%, 9/25/47		2,335	2,084,379
Series 2007-HYB2, Class 3A1
2.67%, 2/25/47		2,560	2,132,768
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		4,645	4,084,707
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.258%, 5/25/35		1,726	1,625,530
Series 2005-AA7, Class 2A1
2.241%, 9/25/35		1,203	1,058,526
Series 2006-AA3, Class A1
2.264%, 6/25/36		1,925	1,478,502
Series 2006-AA5, Class A1
2.253%, 9/25/36		5,447	4,346,379
Series 2006-AA7, Class A1
2.205%, 1/25/37		5,705	4,634,418
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		3,264	2,787,622
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,819	2,394,357
First Horizon Mortgage Pass-Through Trust
Series 2005-AR4, Class 1A1
2.625%, 9/25/35		567	524,330
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.553%, 9/25/35		4,975	4,414,284
Series 2006-AR37, Class 2A1
4.667%, 2/25/37		1,989	1,680,684
Series 2007-AR1, Class 2A1
2.577%, 4/25/37		5,286	4,011,143

	Principal Amount (000)		U.S. $ Value
Series 2007-AR3, Class 1A1
2.804%, 7/25/37	U.S.$	1,594	1,443,754
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		2,944	2,697,281
Series 2006-2, Class 6A
6.50%, 2/25/36		2,957	2,563,856
Series 2007-12, Class 3A22
6.00%, 8/25/37		863	785,172
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.665%, 10/25/36		10,346	7,293,157
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.57%, 9/25/35		5,403	4,542,874
Series 2005-QA7, Class A21
2.911%, 7/25/35		3,800	3,505,115
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		7,823	7,285,033
Series 2005-QS14, Class 3A3
6.00%, 9/25/35		2,527	2,307,370
Series 2006-QA1, Class A21
3.732%, 1/25/36		6,179	4,971,756
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,313	1,110,264
Series 2007-A1, Class A8
6.00%, 3/25/37		1,670	1,290,520
Series 2007-A5, Class 2A3
6.00%, 5/25/37		706	628,123
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.32%, 9/25/35		3,938	3,820,491
Series 2006-9, Class 4A1
5.42%, 10/25/36		2,563	2,308,783
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.808%, 9/25/36		2,834	1,685,091
Series 2006-7, Class A4
4.808%, 9/25/36		2,717	1,615,425
Series 2006-9, Class A4
5.394%, 10/25/36		2,867	1,843,996
Series 2006-9, Class A6
5.394%, 10/25/36		2,957	1,900,736
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.363%, 3/25/37		5,632	5,334,412
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		2,757	2,513,950
Wells Fargo Mortgage Backed Securities
Series 2007-10, Class 1A8
6.00%, 7/25/37		3,429	3,396,340
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.634%, 12/28/37		11,631	10,767,261

	Principal Amount (000)		U.S. $ Value
Series 2007-AR8, Class A1
6.049%, 11/25/37	U.S.$	4,862	4,462,139

			195,303,368

Non-Agency Floating Rate - 2.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.335%, 4/25/47 (a)(g)		11,887	9,018,404
Countrywide Alternative Loan Trust
Series 2005-82, Class A1
0.425%, 2/25/36 (g)		1,005	825,882
Series 2007-7T2, Class A3
0.755%, 4/25/37 (g)		4,724	2,992,216
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
0.755%, 8/25/37 (g)		1,616	1,295,253
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.295%, 7/25/47 (g)		9,470	8,302,570
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.038%, 3/19/46 (g)		5,448	4,235,277
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.405%, 4/25/37 (g)		3,061	1,792,548
Series 2007-FA2, Class 1A5
0.455%, 4/25/37 (g)		3,466	2,040,560
HarborView Mortgage Loan Trust
Series 2006-10, Class 2A1A
0.336%, 11/19/36 (g)		5,785	4,849,030
Series 2006-SB1, Class A1A
0.968%, 12/19/36 (g)		6,006	4,910,927
Series 2007-4, Class 2A1
0.376%, 7/19/47 (g)		17,528	15,401,056
Series 2007-7, Class 2A1A
1.155%, 10/25/37 (g)		2,870	2,683,844
Impac Secured Assets Trust
Series 2006-3, Class A6
0.355%, 11/25/36 (g)		3,487	2,204,722
Series 2007-1, Class A2
0.315%, 3/25/37 (g)		3,046	2,426,740
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.405%, 2/25/37 (g)		3,553	865,402
Series 2007-1, Class 3A2
7.095%, 2/25/37 (g)(n)		3,553	1,099,442
Lehman XS Trust
Series 2007-15N, Class 4A1
1.055%, 8/25/47 (g)		1,166	846,444

	Principal Amount (000)		U.S. $ Value
Series 2007-16N, Class 2A2
1.005%, 9/25/47 (g)	U.S.$	1,485	1,240,235
Series 2007-4N, Class 3A2A
0.873%, 3/25/47 (g)		5,409	4,708,152
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.305%, 8/25/36 (g)		12,687	6,831,461
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.345%, 9/25/46 (g)		2,400	2,043,185
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.315%, 2/25/37 (g)		1,691	1,372,848
Series 2007-2, Class 1A3
0.485%, 5/25/37 (g)		2,054	1,668,062
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.335%, 5/25/36 (g)		6,720	5,282,831
Series 2006-QO2, Class A1
0.375%, 2/25/46 (g)		2,229	1,091,718
Series 2007-QH6, Class A1
0.345%, 7/25/37 (g)		1,367	1,157,811
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.618%, 8/25/47 (g)		3,598	3,221,815
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.878%, 4/25/47 (g)		15,591	11,910,237
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.088%, 5/25/46 (g)		1,952	1,473,209
1.118%, 2/25/46 (g)		1,490	1,414,113
Series 2006-AR5, Class A1A
1.108%, 6/25/46 (g)		1,901	1,675,856
Series 2007-OA1, Class A1A
0.818%, 2/25/47 (g)		13,882	11,496,065
Series 2007-OA3, Class 2A1A
0.878%, 4/25/47 (g)		1,940	1,659,755
Series 2007-OA5, Class 1A
0.868%, 6/25/47 (g)		12,024	10,708,008

			134,745,678

GSE Risk Share Floating Rate - 0.6%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2
5.405%, 10/25/23 (g)		7,285	8,443,483
Series 2014-C01, Class M2
4.555%, 1/25/24 (g)		4,856	5,344,743
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.305%, 7/25/23 (g)		8,995	11,545,433

	Principal Amount (000)		U.S. $ Value
Series 2013-DN2, Class M2
4.405%, 11/25/23 (g)	U.S.$	7,100	7,645,798
Series 2014-DN1, Class M3
4.655%, 2/25/24 (g)		6,415	7,035,049

			40,014,506

Total Collateralized Mortgage Obligations (cost $341,860,501)			370,063,552

BANK LOANS - 4.4%
Industrial - 4.1%
Basic - 0.3%
Arysta LifeScience SPC, LLC
4.50%, 5/29/20 (g)		8,019	7,988,922
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/28/19 (g)		7,664	7,616,184
Momentive Performance Materials USA Inc.
4.00%, 4/15/15 (g)		1,500	1,494,375
Unifrax Holding Co.
5.25%, 11/28/18 (g)	EUR	2,765	3,713,545

			20,813,026

Capital Goods - 0.2%
Berry Plastics Corporation
3.75%, 1/06/21 (g)	U.S.$	5,566	5,515,164
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (g)		2,348	2,334,435
Serta Simmons Holdings LLC
4.25%, 10/01/19 (g)		5,575	5,572,018

			13,421,617

Communications - Media - 0.1%
Advantage Sales & Marketing In
7.00%, 7/21/21 (g)		5,978	5,973,294
Clear Channel Communications, Inc.
3.81%, 1/29/16 (g)		124	122,372
TWCC Holding Corp.
7.00%, 6/26/20 (g)		3,525	3,463,313

			9,558,979

Consumer Cyclical - Automotive - 0.7%
Affinia Group, Inc.
4.75%, 4/25/20 (g)		7,902	7,882,532
Exide Technologies
9.00%, 10/09/14		29,004	29,148,605
Navistar, Inc.
5.75%, 8/17/17 (g)		3,605	3,626,017

	Principal Amount (000)		U.S. $ Value
TI Group Automotive Systems, LLC
4.25%, 3/28/19 (g)	U.S.$	7,848	7,823,768

			48,480,922

Consumer Cyclical - Entertainment - 0.4%
Alpha Topco Limited
4.50%, 4/30/19 (g)		16,886	16,755,382
Kasima LLC (Digital Cinema Implementation Partners LLC)
3.25%, 5/17/21 (g)		3,750	3,726,562
Station Casinos LLC
4.25%, 3/02/20 (g)		7,172	7,142,471

			27,624,415

Consumer Cyclical - Other - 0.4%
CityCenter Holdings, LLC
4.25%, 10/16/20 (g)		9,547	9,533,340
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (g)		3,280	3,265,761
New HB Acquisition LLC
6.75%, 4/09/20 (g)		10,773	11,082,724

			23,881,825

Consumer Cyclical - Retailers - 0.3%
Burlington Coat Factory Warehouse Corporation
4.25%, 2/23/17 (g)		623	619,182
Gymboree Corp., The
5.00%, 2/23/18 (g)		6,990	5,729,284
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (g)		2,358	2,362,307
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (g)		6,831	6,893,230
Michaels Stores, Inc.
4.00%, 1/28/20 (g)		3,135	3,114,090
Rite Aid Corporation
5.75%, 8/21/20 (g)		3,000	3,042,510

			21,760,603

Consumer Non-Cyclical - 0.7%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (g)		5,425	5,417,966
Air Medical Holding, LLC
7.63%, 5/31/18		17,000	16,957,500
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (g)		11,500	11,528,750
ConvaTec, Inc.
4.00%, 12/22/16 (g)		1,124	1,120,789
Grifols Worldwide Operations Limited
3.16%, 2/27/21 (g)		3,242	3,224,920

	Principal Amount (000)		U.S. $ Value
H.J. Heinz Co.
3.50%, 6/05/20 (g)	U.S.$	3,762	3,759,856
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.)
4.00%, 9/30/19 (g)		1,865	1,856,983

			43,866,764

Energy - 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (g)		5,244	5,174,014

Other Industrial - 0.4%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (g)		4,788	4,763,300
Gardner Denver, Inc.
4.25%, 7/30/20 (g)		5,508	5,477,693
Laureate Education, Inc.
5.00%, 6/15/18 (g)		2,722	2,640,428
Veyance Technologies, Inc.
5.25%, 9/08/17 (g)		11,981	11,976,854

			24,858,275

Services - 0.3%
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (g)		19,021	19,453,808

Technology - 0.2%
Avaya, Inc.
4.73%, 10/26/17 (g)		380	366,794
Infor (US), Inc. (fka Lawson Software Inc.)
3.75%, 6/03/20 (g)		2,651	2,623,330
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (g)		5,846	5,845,833
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (g)		4,715	4,644,437

			13,480,394

			272,374,642

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 6/19/16 (g)		9,316	9,310,373

Financial Institutions - 0.1%
Insurance - 0.1%
Hub International Ltd.
4.25%, 10/02/20 (g)		4,466	4,444,778

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.25%, 6/01/16 (g)	U.S.$	5,484	3,573,925

Total Bank Loans (cost $288,945,313)			289,703,718

EMERGING MARKETS - CORPORATE BONDS - 3.7%
Industrial - 3.2%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		9,969	9,021,945
Mongolian Mining Corp.
8.88%, 3/29/17 (a)		4,217	2,656,710
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a)(b)		8,770	9,197,099
Sappi Papier Holding GmbH
6.625%, 4/15/21 (a)		3,030	3,204,225
7.75%, 7/15/17 (a)		3,084	3,384,690
Vedanta Resources PLC
6.00%, 1/31/19 (a)		5,676	5,853,565

			33,318,234

Capital Goods - 0.5%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		10,290	11,524,800
Cemex Finance LLC
9.375%, 10/12/22 (a)		4,406	5,155,020
Ferreycorp SAA
4.875%, 4/26/20 (a)(b)		4,418	4,448,299
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	910,925
Grupo Kuo SAB de CV
6.25%, 12/04/22 (a)		696	728,414
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)(b)		3,939	4,328,961
9.875%, 4/06/21 (a)		2,475	2,720,025
Zoomlion Hk Spv Co., Ltd.
6.88%, 4/05/17 (a)		3,589	3,804,340

			33,620,784

Communications - Telecommunications - 0.3%
Comcel Trust
6.875%, 2/06/24 (a)		6,131	6,590,825
Digicel Group Ltd.
8.25%, 9/30/20 (a)		9,000	9,731,250
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,815,625

	Principal Amount (000)		U.S. $ Value
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)	U.S.$	1,870	2,038,300

			22,176,000

Consumer Cyclical - Automotive - 0.1%
Tupy Overseas SA
6.63%, 7/17/24 (a)		2,638	2,703,950

Consumer Cyclical - Other - 0.1%
Theta Capital Pte Ltd.
6.125%, 11/14/20 (a)		1,413	1,442,272
7.00%, 5/16/19-4/11/22 (a)		6,129	6,370,214

			7,812,486

Consumer Cyclical - Retailers - 0.3%
Edcon Pty Ltd.
9.50%, 3/01/18 (a)(b)	EUR	2,675	3,492,410
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	12,250	12,985,000

			16,477,410

Consumer Non-Cyclical - 1.0%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	13,070	5,210,485
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	11,548	12,154,270
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		3,859	4,089,382
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		11,507	12,326,874
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		6,355	5,814,825
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)(b)		1,670	1,700,060
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)		918	725,220
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)		4,082	3,224,780
10.50%, 1/28/18		8,674	6,852,460
10.88%, 1/13/20 (a)(l)		2,500	2,475,000
11.75%, 2/09/22 (a)		13,613	10,345,880

			64,919,236

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		8,316	8,070,892

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		5,082	5,386,920

	Principal Amount (000)			U.S. $ Value
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)	U.S.$	12,957		14,058,345

				19,445,265

				208,544,257

Financial Institutions - 0.4%
Banking - 0.3%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		7,598		7,825,940
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22 (a)(b)		12,500		12,500,000

				20,325,940

Finance - 0.1%
Cimpor Financial Operations Bv
5.75%, 7/17/24 (a)		7,640		7,534,950

				27,860,890

Utility - 0.1%
Electric - 0.1%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		3,050		3,066,775
ContourGlobal Power Holdings SA
7.13%, 6/01/19 (a)(b)		6,556		6,506,830

				9,573,605

Total Emerging Markets - Corporate Bonds (cost $237,003,591)				245,978,752

EMERGING MARKETS - SOVEREIGNS - 3.0%
Argentina - 0.3%
Argentina Boden Bonds
7.00%, 10/03/15		13,702		12,886,995
Argentina Bonar Bonds
8.75%, 5/07/24		8,275		7,757,812
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	0	^	0	#

				20,644,807

Dominican Republic - 0.4%
Dominican Republic International Bond
7.45%, 4/30/44 (a)	U.S.$	5,621		6,031,934
8.625%, 4/20/27 (a)		14,203		17,753,750

				23,785,684

El Salvador - 0.2%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		1,495		1,659,450
7.625%, 9/21/34 (a)		872		957,020
7.65%, 6/15/35 (a)		11,545		12,584,050

	Principal Amount (000)		U.S. $ Value
7.75%, 1/24/23 (a)	U.S.$	700	789,250

			15,989,770

Gabon - 0.1%
Gabonese Republic
6.375%, 12/12/24 (a)		3,785	4,117,423

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (a)		1,818	1,759,900
8.50%, 10/04/17 (a)(b)		2,928	3,081,720

			4,841,620

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		43,290	42,485,239

Jamaica - 0.0%
Jamaica
7.63%, 7/09/25		2,302	2,417,100

Kenya - 0.0%
Kenya Government International Bond
5.875%, 6/24/19 (a)		3,124	3,218,345

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (a)		3,813	3,836,831
6.10%, 10/04/22 (a)		2,900	2,943,500

			6,780,331

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		7,468	7,785,390

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (a)		678	685,650

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	4,054,500

Venezuela - 0.8%
Venezuela Government International Bond
7.65%, 4/21/25		6,636	4,977,000
9.00%, 5/07/23 (a)		4,555	3,814,896
9.25%, 9/15/27		43,750	36,750,000
9.25%, 5/07/28 (a)		1,500	1,222,500
11.75%, 10/21/26 (a)		2,372	2,251,123
11.95%, 8/05/31 (a)		1,704	1,614,351

			50,629,870

	Principal Amount (000)		U.S. $ Value
Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)	U.S.$	9,236	10,475,194

Total Emerging Markets - Sovereigns (cost $167,345,283)			197,910,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		6,877	7,425,494
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.593%, 6/24/50 (a)		3,500	3,565,065
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		2,409	2,516,343
Series 2007-T26, Class AJ
5.566%, 1/12/45		1,550	1,590,512
Citigroup Commercial Mortgage Trust
2013-GC11
Series 2013-GC11, Class XA
1.907%, 4/10/46		11,991	1,123,771
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.21%, 5/15/45 (n)		25,663	2,856,695
Series 2012-CR3, Class XA
2.18%, 10/15/45		61,170	7,227,026
Series 2012-CR5, Class XA
1.911%, 12/10/45		12,842	1,295,094
Series 2012-LC4, Class XA
2.48%, 12/10/44 (a)		37,243	4,667,604
Series 2013-LC6, Class XA
1.784%, 1/10/46		66,271	5,992,855
Series 2014-CR15, Class XA
1.36%, 2/10/47		13,245	994,004
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)		8,500	8,183,562
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.467%, 9/15/39		4,613	4,942,890
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class J
5.226%, 12/15/36 (a)		3,000	2,741,874
DB-UBS Mortgage Trust
Series 2011-LC2A, Class D
5.443%, 7/10/44 (a)		2,500	2,615,072
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,469	3,717,627
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.373%, 11/10/45		9,217	1,157,562

	Principal Amount (000)		U.S. $ Value
Series 2013-GC10, Class XA
1.747%, 2/10/46	U.S.$	5,285	542,366
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.566%, 4/10/38		11,756	12,198,285
Series 2011-GC5, Class C
5.307%, 8/10/44 (a)		7,937	8,764,811
Series 2012-GCJ7, Class XA
2.575%, 5/10/45		36,279	4,393,644
Series 2014-GC18, Class D
4.95%, 1/10/47 (a)		3,803	3,665,473
Series 2014-GC20, Class D
4.866%, 4/10/47 (a)		995	953,148
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class XA
1.935%, 12/15/47		6,256	622,482
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.703%, 2/12/49		10,321	11,186,127
Series 2012-CBX, Class D
5.185%, 6/15/45 (a)		5,000	5,332,488
Series 2012-CBX, Class E
5.185%, 6/15/45 (a)		6,521	6,752,911
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,977	2,033,633
Series 2007-C2, Class AM
5.493%, 2/15/40		3,927	4,214,817
Series 2008-C1, Class AJ
6.15%, 4/15/41		762	758,704
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.265%, 6/25/43 (a)		2,000	2,029,326
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,813,419
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA
1.871%, 8/15/45 (a)		22,377	1,983,456
Series 2013-C7, Class XA
1.727%, 2/15/46		15,818	1,495,257
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class AJA
6.132%, 12/12/49		4,000	3,929,864
MSBAM 2012-C6 XA
2.152%, 11/15/45 (a)		50,951	5,192,874
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
4.89%, 5/10/63 (a)		2,300	2,301,007
Series 2012-C4, Class XA
1.864%, 12/10/45 (a)		3,924	423,632

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.37%, 12/15/44	U.S.$	3,000	3,080,688
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.418%, 11/15/43 (a)		9,794	628,877
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.246%, 6/15/44 (a)(c)		2,576	2,765,766
Series 2012-C6, Class D
5.562%, 4/15/45 (a)		1,300	1,362,567
Series 2012-C8, Class E
4.877%, 8/15/45 (a)		3,400	3,406,606
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class XA
1.581%, 6/15/45 (a)		8,164	747,976

			156,193,254

Non-Agency Floating Rate CMBS - 0.0%
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.452%, 6/15/22 (a)(g)		563	557,876

Total Commercial Mortgage-Backed Securities (cost $144,806,261)			156,751,130

GOVERNMENTS - TREASURIES - 2.3%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	99,335	42,414,833

Colombia - 0.1%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	7,411,904
9.85%, 6/28/27		1,391,000	956,192

			8,368,096

Indonesia - 0.1%
Indonesia Treasury Bond - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	63,808,000	5,870,522

Philippines - 0.1%
Philippine Government International Bond
6.25%, 1/14/36 (j)	PHP	280,000	7,003,220

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	4,348	6,139,138

South Africa - 0.2%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,599,329
Series R207
7.25%, 1/15/20		120,490	11,025,122

	Principal Amount (000)		U.S. $ Value
Series R208
6.75%, 3/31/21	ZAR	21,565	1,896,726

			14,521,177

United States - 1.0%
U.S. Treasury Bonds
2.75%, 8/15/42 (o)	U.S.$	18,000	16,177,500
4.25%, 11/15/40 (o)		14,500	17,137,187
4.75%, 2/15/37 (o)		8,500	10,710,000
7.50%, 11/15/24 (o)(p)		7,500	10,879,687
U.S. Treasury Notes
2.125%, 8/31/20 (o)(p)		11,300	11,345,901

			66,250,275

Total Governments - Treasuries (cost $148,414,342)			150,567,261

	Shares
PREFERRED STOCKS - 1.8%
Financial Institutions - 1.6%
Banking - 0.8%
CoBank ACB
Series F
6.25% (a)		35,289	3,650,206
Goldman Sachs Group, Inc. (The)
Series J
5.50%		334,400	8,012,224
Morgan Stanley
6.875%		376,300	10,013,343
Royal Bank of Scotland Group PLC
Series M
6.40%		360,000	8,809,200
Santander Finance Preferred SAU
6.80%		67,000	1,722,570
State Street Corp.
Series D
5.90%		82,375	2,122,804
US Bancorp/MN
Series F
6.50%		270,000	7,657,200
Wells Fargo & Co.
5.85%		30,500	780,800
Wells Fargo & Co.
6.625%		297,650	8,206,210
Zions Bancorporation
Series G
6.30%		75,000	1,923,000

			52,897,557

Finance - 0.2%
Brandywine Realty Trust
Series E
6.90%		97,325	2,574,246

Company	Shares	U.S. $ Value
Cedar Realty Trust, Inc.
Series B
7.25%	104,195	2,654,889
RBS Capital Funding Trust V
Series E
5.90%	427,925	10,150,381

		15,379,516

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%	170,000	5,054,100
XLIT Ltd.
Series D
3.354% (g)	3,750	3,180,469

		8,234,569

REITS - 0.5%
DDR Corp.
Series K
6.25%	18,000	439,920
Health Care REIT, Inc.
Series J
6.50%	150,025	3,888,648
Hersha Hospitality Trust
Series C
6.875%	127,275	3,225,148
Kilroy Realty Corp.
Series G
6.875%	63,325	1,642,651
Kilroy Realty Corp.
Series H
6.375%	9,000	222,390
Kimco Realty Corp.
Series I
6.00%	125,975	3,093,946
Kimco Realty Corp.
Series K
5.625%	56,350	1,314,646
National Retail Properties, Inc.
Series D
6.625%	95,000	2,389,250
National Retail Properties, Inc.
Series E
5.70%	209,250	4,902,727
Public Storage
Series W
5.20%	86,650	1,947,025
Public Storage
Series X
5.20%	7,000	158,200
Sabra Health Care REIT, Inc.
Series A
7.125%	194,150	5,055,666
Sovereign Real Estate Investment Trust
12.00% (a)	501	660,280

Company	Shares		U.S. $ Value
Vornado Realty Trust
Series K
5.70%		48,575	1,177,944

			30,118,441

			106,630,083

Industrial - 0.2%
Basic - 0.1%
ArcelorMittal
6.00%		141,675	3,248,608
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)		6,280	7,838,225

			11,086,833

	Principal Amount (000)
Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%, 3/15/24	U.S.$	60,000	1,553,400

Total Preferred Stocks (cost $106,804,778)			119,270,316

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Bahrain - 0.1%
Bahrain Government International Bond
6.125%, 8/01/23 (a)		8,585	9,572,275

Croatia - 0.1%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,951,875

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,274,213

Romania - 0.1%
Romanian Government International Bond
4.88%, 1/22/24 (a)		6,000	6,375,000

Turkey - 0.1%
Turkey Government International Bond
5.625%, 3/30/21		6,615	7,242,631
7.375%, 2/05/25		1,649	2,013,429

			9,256,060

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		7,645	9,587,747

Total Governments - Sovereign Bonds (cost $38,105,318)			43,017,170

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	12,175	9,470,689
California GO
7.60%, 11/01/40		1,200	1,801,596
7.625%, 3/01/40		1,250	1,858,700
7.95%, 3/01/36		2,235	2,723,862
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		7,145	5,238,428
Illinois GO
7.35%, 7/01/35		4,120	4,768,158
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		5,220	4,308,901
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		6,825	5,360,901
Tobacco Settlement Financing Corp/NJ
Series 2007-1A
5.00%, 6/01/41		3,855	2,849,732
Tobacco Settlement Financing Corp/VA
Series 2007B1
5.00%, 6/01/47		4,520	2,990,703

Total Local Governments - Municipal Bonds (cost $42,553,084)			41,371,670

EMERGING MARKETS - TREASURIES - 0.6%
Costa Rica - 0.1%
Republic of Costa Rica
10.58%, 6/22/16 (l)	CRC	2,377,150	4,631,307
11.13%, 3/28/18 (l)		2,620,500	5,215,207

			9,846,514

Dominican Republic - 0.3%
Dominican Republic International Bond
15.95%, 6/04/21 (l)	DOP	52,700	1,561,628
16.00%, 7/10/20 (l)		563,400	16,498,819

			18,060,447

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	68,280,000	6,289,604

Nigeria - 0.1%
Nigeria Government Bond
Series 7
16.00%, 6/29/19	NGN	812,485	5,921,907

Total Emerging Markets - Treasuries (cost $42,255,640)			40,118,472

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	6,355	6,636,622

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		356	355,566
2.375%, 5/25/16		4,218	4,230,443

			4,586,009

Spain - 0.0%
Instituto de Credito Oficial
Series E
4.53%, 3/17/16	CAD	2,700	2,553,033

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	10,900	19,046,556

Total Governments - Sovereign Agencies (cost $28,986,479)			32,822,220

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Hungary - 0.1%
Magyar Export-Import Bank ZRT
5.50%, 2/12/18 (a)	U.S.$	3,291	3,538,746

Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	6,762,000
Pertamina Persero PT
6.00%, 5/03/42 (a)		720	709,200
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	10,094,400

			17,565,600

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,546	1,785,630

Venezuela - 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)		5,000	3,090,000

Total Quasi-Sovereigns (cost $25,335,681)			25,979,976

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	2,092,544
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,434	1,083,206

	Principal Amount (000)		U.S. $ Value
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35	U.S.$	2,300	1,998,021
Series 2006-10, Class AF3
5.985%, 6/25/36		2,016	1,202,732
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,166	1,962,468
Series 2007-6, Class 3A5
5.169%, 5/25/37		902	955,414
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,910	1,086,993
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,772	1,125,424

			11,506,802

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (g)		5,117	3,164,761
Series 2006-6, Class AF5
6.241%, 3/25/36 (g)		4,140	2,560,469

			5,725,230

Autos - Fixed Rate - 0.0%
Exeter Automobile Receivables Trust
Series 2013-1A, Class D
5.05%, 10/15/19 (a)		930	944,426

Total Asset-Backed Securities (cost $17,410,909)			18,176,458

WHOLE LOAN TRUSTS - 0.2%
Performing Asset - 0.2%
Aeroservicios Especializados
10.75%, 3/19/18 (i)(j)(m)		7,175	7,174,644
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (i)(j)		2,914	2,914,327
Deutsche Bank Mexico SA
9.00%, 10/31/34 (i)(j)	MXN	50,992	2,863,151
Ede Del Este SA (DPP)
12.00%, 3/31/16 (i)(j)	U.S.$	1,259	1,301,264
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (i)(j)		2,622	2,711,570

Total Whole Loan Trusts (cost $16,966,125)			16,964,956

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrito Capital
9.75%, 7/26/28 (a)	COP	6,665,000	4,440,978

	Principal Amount (000)		U.S. $ Value
Argentina - 0.0%
Provincia de Cordoba
12.375%, 8/17/17 (a)	U.S.$	4,226	3,813,965

Total Local Governments - Regional Bonds (cost $7,014,406)			8,254,943

	Shares
COMMON STOCKS - 0.1%
American Media Operations, Inc. (j)(k)		15,926	2,867
Gallery Media (i)(k)(q)		202	292,900
Keystone Automotive Operations (i)(j)(k)		41,929	167,782
Neenah Enterprises, Inc. (i)(j)(k)		49,578	421,413
New Cotai LLC (j)(k)		13	355,069
Travelport LLC (j)(k)		3,654,277	6,058,791

Total Common Stocks (cost $7,367,155)			7,298,822

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
CDX NAHY.22 JPMorgan Chase Bank (Buy Protection)
Expiration: Aug 2014, Exercise Rate: 1.06% (k)		165,943	761,433
CDX NAHY.22 Deutsche Bank AG (Buy Protection)
Expiration: Sep 2014, Exercise Rate: 1.06% (k)		163,808	1,552,526

			2,313,959

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Sep 2014, Exercise Price: $ 181.00 (k)(r)		10,075	1,390,350
Options on Indices - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2014, Exercise Price: $ 183.00 (k)(r)		22,334	1,116,700

			2,507,050

Total Options Purchased - Puts (cost $4,356,962)			4,821,009

OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
CBOE Volatility Index
Expiration: Sep 2014, Exercise Price: $ 16.00 (k)(r) (cost $2,313,386)		24,600	4,305,000

Company	Shares			U.S. $ Value
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (j)(k)		6,740		337
Alion Science and Technology Corp., expiring 11/01/14 (a)(i)(k)(l)		1,050		0
iPayment Holdings, Inc., expiring 11/15/18 (i)(j)(k)		2,952		0
Talon Equity Co. NV, expiring 11/24/15 (i)(j)(k)		877		0

Total Warrants (cost $6)				337

SHORT-TERM INVESTMENTS - 10.9%
Investment Companies - 10.7%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.08% (s)(t) (cost $706,816,642)		706,816,642		706,816,642

	Principal Amount (000)
TIME DEPOSITS – 0.2%
BBH Grand Cayman
0.001%, 8/04/14	CHF	98		108,322
0.253%, 8/01/14	CAD	0	^	0	#
DNB, Oslo
0.03%, 8/01/14	U.S.$	4,771		4,771,340
Wells Fargo, Grand Cayman
Zero Coupon, 8/01/14	EUR	5,465		7,317,768
0.08%, 8/01/14	GBP	961		1,622,652
1.532%, 8/01/14	AUD	31		28,773

Total Time Deposits (cost $13,850,535)				13,848,855

Total Short-Term Investments (cost $720,667,177)				720,665,497

Total Investments - 103.0% (cost $6,552,193,694) (u)				6,825,660,687
Other assets less liabilities - (3.0)%				(199,320,229)

Net Assets - 100.0%				$6,626,340,458

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	5,548	September 2014	$663,226,437	$659,301,784	$(3,924,653)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	386,747,135	USD	33,176	8/08/14	$(36,061)
Barclays Bank PLC	USD	36,994	IDR	437,968,725	8/08/14	617,451
Barclays Bank PLC	EUR	3,185	USD	4,271	8/28/14	5,926
Barclays Bank PLC	USD	64,325	MYR	204,713	9/26/14	(786,022)
BNP Paribas SA	USD	32,949	ZAR	353,887	8/14/14	175
BNP Paribas SA	GBP	20,461	USD	34,569	8/21/14	29,735
BNP Paribas SA	EUR	861	USD	1,151	8/28/14	(1,532)
BNP Paribas SA	AUD	152,158	USD	141,934	9/12/14	929,374
Brown Brothers Harriman & Co.	USD	63	ZAR	674	8/14/14	(184)
Brown Brothers Harriman & Co.	EUR	10,179	USD	13,770	8/28/14	138,746
Brown Brothers Harriman & Co.	JPY	20,120,925	USD	197,916	9/05/14	2,273,312
Brown Brothers Harriman & Co.	MXN	32,350	USD	2,486	9/05/14	44,889
Brown Brothers Harriman & Co.	USD	29	AUD	31	9/12/14	(139)
Citibank, NA	GBP	11,188	USD	19,190	8/21/14	303,802
Citibank, NA	EUR	48,846	USD	66,442	8/28/14	1,029,881
Credit Suisse International	CAD	85,132	USD	79,836	8/28/14	1,805,435
Credit Suisse International	CAD	37,284	USD	34,150	8/28/14	(24,353)
Credit Suisse International	EUR	22,590	USD	30,227	8/28/14	(24,862)
Deutsche Bank AG	GBP	1,332	USD	2,257	8/21/14	8,054
Deutsche Bank AG	USD	61,915	NOK	382,898	9/05/14	(1,076,237)
Goldman Sachs Bank USA	BRL	183,332	USD	80,856	8/04/14	48,112
Goldman Sachs Bank USA	USD	82,123	BRL	183,332	8/04/14	(1,315,784)
Goldman Sachs Bank USA	GBP	97,187	USD	164,825	8/21/14	766,253
Goldman Sachs Bank USA	AUD	73,670	USD	68,509	9/12/14	239,129
JPMorgan Chase Bank, NA	USD	412	ZAR	4,368	8/14/14	(4,935)
Northern Trust Co.	GBP	201	USD	343	8/21/14	3,409
Northern Trust Co.	USD	6,735	EUR	5,000	8/28/14	(39,462)
Royal Bank of Scotland PLC	USD	48,894	TRY	105,119	8/14/14	53,321
Royal Bank of Scotland PLC	GBP	7,291	USD	12,508	8/21/14	199,361
Royal Bank of Scotland PLC	USD	62,879	PEN	176,060	8/22/14	(169,427)
Royal Bank of Scotland PLC	EUR	276,264	USD	376,705	8/28/14	6,742,906
Royal Bank of Scotland PLC	USD	20,855	COP	38,744,936	8/29/14	(269,424)
Standard Chartered Bank	BRL	183,332	USD	82,175	8/04/14	1,367,318
Standard Chartered Bank	USD	80,856	BRL	183,332	8/04/14	(48,112)
Standard Chartered Bank	USD	50,535	IDR	601,717,591	8/08/14	1,138,563
Standard Chartered Bank	USD	81,485	BRL	183,332	9/03/14	(1,409,386)
Standard Chartered Bank	USD	16,771	INR	1,015,319	9/12/14	(193,227)
Standard Chartered Bank	USD	66,153	KRW	67,155,156	9/19/14	(977,382)

						$11,368,623

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Call - CBOE Volatility Index (r)	24,600	$21.00	September 2014	$1,032,213	$(2,214,000)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY-22 5 Year Index	Deutsche Bank AG	Sell	103.00%	9/17/14	$327,615	$1,216,271	$(1,008,857)
Put - CDX NAHY-22 5 Year Index	JPMorgan Chase Bank, NA	Sell	103.00	8/20/14	165,943	353,210	(139,500)

						$1,569,481	$(1,148,357)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC./(INTRCONX):
CDX-NAIG Series 21, 5 Year Index, 12/20/18*	(1.00)%	0.56%		$600,000	$(12,018,880)	$(5,203,490)
iTraxx Europe Crossover-21 5 Year Index, 6/20/19*	(5.00)	2.62	EUR	148,065	(21,985,151)	178,749
Sale Contracts
Morgan Stanely & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.10		$29,156	2,321,571	399,552
CDX-NAHY Series 21, 5 Year Index, 6/20/19*	5.00	3.39		73,013	5,360,540	445,489
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.48		51,660	1,072,785	319,174
iTraxx Europe Crossover-21 5 Year Index, 6/20/19*	5.00	2.62	EUR	46,800	6,948,992	647,070
iTraxx Europe Crossover-21 5 Year Index, 6/20/19*	5.00	2.62		35,758	5,309,439	(711,026)
iTraxx Europe Crossover-21 5 Year Index, 6/20/19*	5.00	2.62		$38,312	5,688,682	(739,152)

					$(7,302,022)	$(4,663,634)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Clearnet)	$621,500	11/07/18	1.53%	3 Month LIBOR	$2,171,238
Morgan Stanley & Co., LLC/(LCH Clearnet)	93,470	3/31/19	1.81%	3 Month LIBOR	(572,605)

					$1,598,633

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Russian Federation, 7.50% 3/31/30, 3/20/19*	(1.00)%	2.27%	$20,850	$1,125,833	$1,033,948	$91,885
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125% 6/15/18, 3/20/17*	(5.00)	2.09	17,972	(1,394,044)	(1,372,561)	(21,483)
K. Hovnanian Enterprises, Inc., 8.625% 1/15/17, 3/20/17*	(5.00)	3.00	16,829	(900,959)	(918,621)	17,662
Tenet Healthcare Corporation, 6.875% 11/15/31, 6/20/17*	(5.00)	1.46	18,869	(1,953,024)	(1,823,256)	(129,768)
Citibank, NA:
Bombardier Inc., 7.450% 5/01/34, 3/20/17*	(5.00)	1.48	9,416	(882,955)	(889,395)	6,440
Bombardier Inc., 7.450% 5/01/34, 3/20/17*	(5.00)	1.48	9,474	(888,394)	(866,664)	(21,730)
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	2.33	28,957	1,706,076	1,754,521	(48,445)
United States Steel Corp., 6.650% 6/01/37, 3/20/17*	(5.00)	1.16	17,494	(1,781,879)	(1,244,041)	(537,838)
Credit Suisse International:
Alcatel-Lucent USA Inc., 6.50% 1/15/28, 12/20/18*	(5.00)	2.88	720	(64,168)	(32,717)	(31,451)
Western Union Co., 3.65% 8/22/18, 3/20/17*	(1.00)	0.35	9,445	(162,572)	(31,809)	(130,763)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
Ally Financial Inc., 7.50% 9/15/20, 6/20/17*	(5.00)%	1.01%		$4,500	$(532,990)	$(132,015)	$(400,975)
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	9.84		977	149,544	105,437	44,107
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.00% 11/15/19, 3/20/17*	(5.00)	1.22		18,722	(1,882,157)	(1,593,467)	(288,690)
Dell, Inc., 7.10% 4/15/28, 3/20/17*	(1.00)	0.95		17,016	(9,036)	357,222	(366,258)
First Data Corp., 12.625% 1/15/21, 3/20/17*	(5.00)	1.68		17,596	(1,578,122)	(1,164,296)	(413,826)
Jones Group, Inc., 6.875% 3/15/19, 3/20/17*	(5.00)	4.20		17,442	(365,444)	(1,336,811)	971,367
Newmont Mining Corp., 5.875% 4/01/35, 3/20/17*	(1.00)	0.35		18,890	(321,408)	(93,119)	(228,289)
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	2.33		36,453	2,147,665	2,190,719	(43,054)
Morgan Stanley Capital Services LLC:
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	9.84		1,099	168,254	118,629	49,625
Fiat Finance North America, Inc., 5.625% 6/12/17, 3/20/19*	(5.00)	2.43	EUR	6,423	(994,224)	(616,370)	(377,854)
Fiat Finance North America, Inc., 5.625% 6/12/17, 3/20/19*	(5.00)	2.43		6,817	(1,055,212)	(582,095)	(473,117)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 9/20/18*	(5.00)	2.67		$560	(53,761)	15,797	(69,558)
Alcatel-Lucent USA, Inc., 6.50% 1/15/28, 9/20/18*	(5.00)	2.67		880	(84,481)	24,811	(109,292)
J.C. Penney Company, Inc., 6.375% 10/15/36, 6/20/16*	(5.00)	5.23		3,300	2,576	141,939	(139,363)
Sale Contracts
Bank of America NA:
Sanmina-SCI Corp., 8/125% 3/01/16, 6/20/19*	5.00	1.19		5,990	671,126	(196,646)	867,772
United States Steel Corp., 6.650% 6/01/37, 9/20/19*	5.00	3.30		2,700	227,992	127,119	100,873
Barclays Bank PLC:
AK Steel Corp., 7.625% 5/15/20, 6/20/17*	5.00	2.26		5,150	401,455	(373,913)	775,368

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Beazer Homes USA, Inc., 9.125% 6/15/18, 3/20/19*	5.00%	4.21%		$12,238	$428,647	$600,838	$(172,191)
Cablevision Systems Corp., 7.625% 7/15/18, 3/20/16*	5.00	0.50		3,000	234,265	137,428	96,837
CCO Holdings, LLC, 7.250% 10/30/17, 6/20/19*	5.00	2.81		6,192	631,172	680,074	(48,902)
DISH DBS Corp., 6.750% 6/01/21, 6/20/19*	5.00	1.99		2,338	330,978	339,941	(8,963)
DISH DBS Corp., 6.750% 6/01/21, 6/20/19*	5.00	1.99		4,531	641,428	681,874	(40,446)
DISH DBS Corp., 6.750% 6/01/21, 6/20/19*	5.00	1.99		4,531	641,429	704,836	(63,407)
Freescale Semiconductor, Inc., 8.05% 2/1/20, 6/20/17*	5.00	1.39		3,990	423,948	(194,368)	618,316
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	0.78		5,000	421,878	(62,306)	484,184
K.Hovnanian Enterprises, Inc., 8.625% 1/15/17, 12/20/18*	5.00	4.85		12,238	112,169	269,133	(156,964)
Levi Strauss & Co., 8.875% 4/01/16, 3/20/16*	5.00	0.50		1,500	137,278	24,098	113,180
MGM Resorts International, 7.625% 1/15/17, 6./20/18*	5.00	1.84		4,691	569,909	235,524	334,385
NXP BV, 0.00% 10/15/15, 3/20/16*	5.00	0.60		3,010	230,833	80,608	150,225
NXP BV, 0.00% 10/15/15, 3/20/16*	5.00	1.47	EUR	1,750	303,873	87,511	216,362
Tenet Healthcare Corporation, 6.875% 11/15/31, 6/20/19*	5.00	3.02		$12,770	1,166,883	1,066,028	100,855
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.47		4,500	524,730	75,335	449,395
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.47		4,000	466,426	33,112	433,314
Citibank, NA:
Bombardier Inc., 7.450% 5/01/34, 3/20/19*	5.00	3.09		6,299	525,962	593,257	(67,295)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier Inc., 7.450% 5/01/34, 3/20/19*	5.00%	3.09%		$6,291	$525,293	$605,007	$(79,714)
KB Home, 9.10% 9/15/37, 9/20/19*	5.00	3.22		4,100	360,415	389,643	(29,228)
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	1.84		6,177	750,444	318,956	431,488
New Albertsons, Inc., 8.00% 5/01/31, 9/20/14*	5.00	0.47		5,800	73,317	(76,953)	150,270
United States Steel Corp., 6.650% 6/01/37, 3/20/19*	5.00	2.84		12,590	1,189,252	388,668	800,584
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.785% 3/01/17, 6/20/18*	5.00	1.82		9,120	1,114,603	140,408	974,195
Avis Budget Car Rental LLC, 8.250% 1/15/19, 9/20/18*	5.00	1.74		919	124,284	67,896	56,388
Avis Budget Car Rental LLC, 8.250% 1/15/19, 9/20/18*	5.00	1.74		881	119,146	68,630	50,516
Levi Strauss & Co., 7.625% 5/15/20, 12/20/17*	5.00	1.28		5,120	648,069	(33,555)	681,624
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	1.84		2,252	273,595	121,083	152,512
Western Union Co., 3.650% 8/22/18, 3/20/19*	1.00	1.05		6,291	(17,391)	(200,745)	183,354
Deutsche Bank AG:
HCA, Inc., 8.00% 10/01/18, 3/20/19*	5.00	2.00		720	96,591	97,600	(1,009)
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875% 3/01/17, 6/20/18*	5.00	1.82		6,582	804,420	73,381	731,039
CDX-NAIG Series 9 10 Year Index, 12/20/17*	5.00	2.98		5,700	411,982	(588,050)	1,000,032
Community Health Systems, Inc., 8.00% 11/15/19, 3/20/19*	5.00	2.83		12,590	1,195,459	974,957	220,502
ConvaTec Healthcare E.S.A.,10.875% 12/15/18, 6/20/17*	5.00	1.14	EUR	3,870	595,387	(449,966)	1,045,353

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Dell, Inc., 7.10% 4/15/28, 3/20/19*	1.00%	2.18%		$12,590	$(663,396)	$(1,315,592)	$652,196
First Data Corp., 12.625% 1/15/21, 3/20/19*	5.00	3.28		12,590	953,415	289,232	664,183
HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	2.00		3,040	407,829	383,278	24,551
HCA, Inc., 8.00 10/01/18, 3/20/19*	5.00	2.00		5,970	800,902	787,523	13,379
Jones Group, Inc. 6.875% 3/15/19, 3/20/19*	5.00	6.56		12,590	(713,925)	388,668	(1,102,593)
KB Home, 6.250% 6/15/15, 6/20/17*	5.00	1.46		6,000	623,195	(369,782)	992,977
Newmont Mining Corp., 5.875% 4/01/35, 3/20/19*	1.00	0.98		12,590	3,601	(443,160)	446,761
Owens-Illinois, Inc., 7.80% 5/15/18, 12/20/17*	5.00	0.89		3,000	423,976	178,488	245,488
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625% 5/15/20, 3/20/16*	5.00	1.04		3,000	203,968	22,285	181,683
Bombardier, Inc., 7.45% 5/01/34, 6/20/21*	5.00	4.22		5,000	236,471	346,883	(110,412)
NXP BV, 8.625% 10/15/15, 9/20/17*	5.00	1.28	EUR	3,720	602,903	(159,162)	762,065
United States Steel Corp., 6.650% 6/01/37, 9/20/19*	5.00	3.30		$3,890	328,491	214,727	113,764
United States Steel Corp., 6.650% 6/01/37, 9/20/19*	5.00	3.30		3,820	322,578	222,925	99,653
UBS AG:
Levi Strauss & Co., 8.875%, 4/1/16, 6/20/17*	5.00	1.01		6,690	789,658	(232,782)	1,022,440

					$12,072,031	$165,760	$11,906,271

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2014
Barclays Capital Inc.†	1,519	EUR	(2.00	)%*	—	$2,028,878
Barclays Capital Inc.†	1,245	USD	(1.50	)%*	—	1,244,170
Barclays Capital Inc.†	1,124	USD	(1.50	)%*	—	1,123,094
Barclays Capital Inc.†	2,041	USD	(1.25	)%*	—	2,040,804
Barclays Capital Inc.†	1,960	USD	(1.25	)%*	—	1,958,626
Barclays Capital Inc.†	1,318	USD	(1.25	)%*	—	1,317,189

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2014
Barclays Capital Inc.†	422	USD	(1.25	)%*	—	$422,235
Barclays Capital Inc.†	4,927	EUR	(1.00	)%*	—	6,595,294
Barclays Capital Inc.†	2,080	USD	(1.00	)%*	—	2,076,360
Barclays Capital Inc.†	7,791	USD	(0.75	)%*	—	7,787,104
Barclays Capital Inc.†	4,226	USD	(0.75	)%*	—	4,222,309
Barclays Capital Inc.†	3,190	USD	(0.75	)%*	—	3,186,943
Barclays Capital Inc.†	2,882	USD	(0.50	)%*	—	2,880,769
Barclays Capital Inc.†	2,140	USD	(0.50	)%*	—	2,139,524
Barclays Capital Inc.†	1,599	USD	(0.50	)%*	—	1,599,220
Barclays Capital Inc.†	10,025	USD	(0.25	)%*	—	10,021,310
Barclays Capital Inc.†	6,265	USD	(0.25	)%*	—	6,264,719
Barclays Capital Inc.†	2,936	USD	(0.25	)%*	—	2,935,618
Barclays Capital Inc.†	1,604	USD	(0.25	)%*	—	1,603,410
Barclays Capital Inc.†	1,470	USD	(0.25	)%*	—	1,469,673
Barclays Capital Inc.†	1,229	USD	(0.25	)%*	—	1,228,341
Barclays Capital Inc.†	433	USD	(0.25	)%*	—	432,497
Barclays Capital Inc.†	203	USD	(0.25	)%*	—	202,927
Barclays Capital Inc.†	1,528	USD	(0.20	)%*	—	1,527,110
Barclays Capital Inc.†	4,452	USD	(0.15	)%*	—	4,451,703
Barclays Capital Inc.†	4,289	USD	(0.15	)%*	—	4,289,232
Barclays Capital Inc.†	3,988	USD	(0.15	)%*	—	3,986,986
Barclays Capital Inc.†	1,784	USD	(0.05	)%*	—	1,783,797
Credit Suisse Securities (USA) LLC†	1,502	USD	(3.50	)%*	—	1,499,018
Credit Suisse Securities (USA) LLC†	595	EUR	(2.00	)%*	—	793,592
Credit Suisse Securities (USA) LLC†	2,180	USD	(1.50	)%*	—	2,178,456
Credit Suisse Securities (USA) LLC†	752	USD	(1.50	)%*	—	750,046
Credit Suisse Securities (USA) LLC†	1,708	USD	(1.00	)%*	—	1,705,583
Credit Suisse Securities (USA) LLC†	1,238	USD	(1.00	)%*	—	1,234,663
Credit Suisse Securities (USA) LLC†	7,735	EUR	(0.76	)%*	—	10,357,551
Credit Suisse Securities (USA) LLC	7,805	EUR	(0.75	)%*	8/04/14	10,440,181
Credit Suisse Securities (USA) LLC†	9,320	USD	(0.75	)%*	—	9,319,681
Credit Suisse Securities (USA) LLC†	2,600	USD	(0.50	)%*	—	2,598,592
Credit Suisse Securities (USA) LLC†	1,985	USD	(0.50	)%*	—	1,984,972
Credit Suisse Securities (USA) LLC†	1,172	EUR	(0.50	)%*	—	1,568,479
Credit Suisse Securities (USA) LLC†	1,509	USD	(0.50	)%*	—	1,508,725
Credit Suisse Securities (USA) LLC†	1,031	USD	(0.50	)%*	—	1,030,405
Credit Suisse Securities (USA) LLC†	5,450	USD	(0.25	)%*	—	5,449,962
Credit Suisse Securities (USA) LLC†	4,610	USD	(0.25	)%*	—	4,609,968
Credit Suisse Securities (USA) LLC†	2,672	EUR	(0.25	)%*	—	3,576,900
Credit Suisse Securities (USA) LLC†	1,949	EUR	(0.25	)%*	—	2,608,741
Credit Suisse Securities (USA) LLC†	1,615	USD	(0.25	)%*	—	1,615,231
Credit Suisse Securities (USA) LLC†	1,471	USD	(0.25	)%*	—	1,470,592
Credit Suisse Securities (USA) LLC†	793	USD	(0.25	)%*	—	792,983

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2014
Credit Suisse Securities (USA) LLC†	474	USD	(0.25	)%*	—	$473,954
Credit Suisse Securities (USA) LLC†	259	USD	(0.25	)%*	—	259,043
Credit Suisse Securities (USA) LLC†	11,154	USD	(0.15	)%*	—	11,153,954
Credit Suisse Securities (USA) LLC†	5,238	USD	(0.15	)%*	—	5,236,343
Credit Suisse Securities (USA) LLC†	3,959	USD	(0.15	)%*	—	3,957,510
Credit Suisse Securities (USA) LLC†	4,697	USD	(0.13	)%*	—	4,696,984
Credit Suisse Securities (USA) LLC†	4,260	USD	(0.05	)%*	—	4,260,055
Credit Suisse Securities (USA) LLC†	2,343	USD	(0.05	)%*	—	2,343,065
Credit Suisse Securities (USA) LLC†	7,754	USD	0.00%		—	7,753,575
Credit Suisse Securities (USA) LLC†	5,329	USD	0.00%		—	5,328,750
Credit Suisse Securities (USA) LLC†	3,738	USD	0.00%		—	3,738,228
Credit Suisse Securities (USA) LLC†	688	USD	0.00%		—	688,200
Deutsche Bank Securities Inc.†	2,475	USD	(1.00	)%*	—	2,469,324
Deutsche Bank Securities Inc.†	850	USD	0.00%		—	850,000
ING Bank NV†	907	USD	(0.50	)%*	—	905,432
ING Bank NV†	584	USD	(0.13	)%*	—	583,870
ING Bank NV†	511	USD	(0.13	)%*	—	511,058
JPMorgan Chase Bank, NA†	3,863	USD	(1.00	)%*	—	3,850,355
JPMorgan Chase Bank, NA†	2,816	USD	0.00%		—	2,815,540
JPMorgan Chase Bank, NA†	1,244	USD	(0.25	)%*	—	1,243,111

						$211,032,514

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $2,707,590,984 or 40.9% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $219,661,856.
(c)	Variable rate coupon, rate shown as of July 31, 2014.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2014.
(e)	Security is in default and is non-income producing.
(f)	Defaulted.
(g)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Fair valued by the Adviser.
(j)	Illiquid security.
(k)	Non-income producing security.

(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of July 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Alion Science and Technology Corp.
expiring 11/01/14	6/20/10	$6	$	– 0	–	0.00%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	16,014,186		16,498,819		0.25%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,534,828		1,561,628		0.02%
Golden Energy Offshore Services AS
9.09%, 5/28/17	5/28/14	2,533,121		2,386,122		0.04%
Republic of Costa Rica
11.13%, 3/28/18	1/07/13	5,544,677		5,215,207		0.08%
Republic of Costa Rica
10.58%, 6/22/16	1/07/13	4,909,662		4,631,307		0.07%
Virgolino de Oliveira Finance SA
10.88%, 1/13/20	6/13/14	2,486,302		2,475,000		0.04%

(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2014.
(n)	IO - Interest Only
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps and exchange traded positions. The market value of the collateral amounted to $42,615,310.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,050,444.
(q)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
Gallery Media	8/18/10	$	– 0	–	$292,900	0.00%

(r)	One contract relates to 100 shares.
(s)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(t)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(u)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $344,245,256 and gross unrealized depreciation of investments was $(70,778,263), resulting in net unrealized appreciation of $273,466,993. The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2014, the fund’s total exposure to subprime investments was 5.54% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.
^	Principal amount is less than 500.
#	Amount less than $0.50.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

Country Breakdown*

July 31, 2014 (unaudited)

59.4%	United States
5.0%	United Kingdom
3.0%	Brazil
1.8%	France
1.8%	Luxembourg
1.5%	Canada
1.3%	Italy
1.1%	Netherlands
1.0%	Ireland
0.9%	Switzerland
0.8%	Germany
0.8%	Mexico
0.8%	Venezuela
10.5%	Other
10.3%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Argentina, Australia, Austria, Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Cayman Islands, Chile, China, Colombia, Costa Rica, Croatia, Denmark, Dominican Republic, El Salvador, Gabon, Ghana, Guatemala, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, Morocco, Nigeria, Norway, Pakistan, Peru, Philippines, Portugal, Romania, Russia, Serbia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Turkey, United Arab Emirates, Virgin Islands (BVI) and Zambia.

AllianceBernstein High Income Fund

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$3,660,290,351		$56,287,855	#	$3,716,578,206
Corporates - Investment Grades		– 0	–	606,480,623		8,559,676		615,040,299
Collateralized Mortgage Obligations		– 0	–	– 0	–	370,063,552		370,063,552
Bank Loans		– 0	–	– 0	–	289,703,718		289,703,718
Emerging Markets - Corporate Bonds		– 0	–	242,174,412		3,804,340		245,978,752
Emerging Markets - Sovereigns		– 0	–	197,910,923	#	– 0	–	197,910,923
Commercial Mortgage-Backed Securities		– 0	–	46,288,065		110,463,065		156,751,130
Governments - Treasuries		– 0	–	150,567,261		– 0	–	150,567,261
Preferred Stocks		103,941,136		15,329,180		– 0	–	119,270,316
Governments - Sovereign Bonds		– 0	–	43,017,170		– 0	–	43,017,170
Local Governments - Municipal Bonds		– 0	–	41,371,670		– 0	–	41,371,670
Emerging Markets - Treasuries		– 0	–	12,211,511		27,906,961		40,118,472
Governments - Sovereign Agencies		– 0	–	32,822,220		– 0	–	32,822,220
Quasi-Sovereigns		– 0	–	25,979,976		– 0	–	25,979,976
Asset-Backed Securities		– 0	–	944,426		17,232,032		18,176,458
Whole Loan Trusts		– 0	–	– 0	–	16,964,956		16,964,956
Local Governments - Regional Bonds		– 0	–	8,254,943		– 0	–	8,254,943
Common Stocks		– 0	–	421,413		6,877,409		7,298,822
Options Purchased - Puts		– 0	–	4,821,009		– 0	–	4,821,009
Options Purchased - Calls		– 0	–	4,305,000		– 0	–	4,305,000
Warrants		337		– 0	–	– 0	–#	337
Short-Term Investments:
Investment Companies		706,816,642		– 0	–	– 0	–	706,816,642
Time Deposits		– 0	–	13,848,855	#	– 0	–	13,848,855

Total Investments in Securities		810,758,115		5,107,039,008		907,863,564		6,825,660,687
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	17,619,149		– 0	–	17,619,149
Centrally Cleared Credit Default Swaps		– 0	–	1,990,034		– 0	–	1,990,034
Centrally Cleared Interest Rate Swaps		– 0	–	2,171,238		– 0	–	2,171,238
Forward Currency Exchange Contracts		– 0	–	17,747,923		– 0	–	17,747,923
Liabilities
Credit Default Swaps		– 0	–	(5,712,878)		– 0	–	(5,712,878)
Centrally Cleared Credit Default Swaps		– 0	–	(6,653,668)		– 0	–	(6,653,668)
Centrally Cleared Interest Rate Swaps		– 0	–	(572,605)		– 0	–	(572,605)
Futures		(3,924,653)		– 0	–	– 0	–	(3,924,653)
Forward Currency Exchange Contracts		– 0	–	(6,379,300)		– 0	–	(6,379,300)
Call Options Written		– 0	–	(2,214,000)		– 0	–	(2,214,000)
Credit Default Swaptions Written		– 0	–	(1,148,357)		– 0	–	(1,148,357)

Total^		$806,833,462		$5,123,886,544		$907,863,564		$6,838,583,570

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades#		Corporates - Investment Grades		Collateralized Mortgage Obligations			Bank Loans
Balance as of 10/31/13	$38,080,802		$2,289,000			$361,729,799		$290,031,025
Accrued discounts/(premiums)	768,954		2,715			3,457,758		843,407
Realized gain (loss)	(2,159,031)		– 0	–		8,612,728		421,937
Change in unrealized appreciation/depreciation	3,948,338		8,881			9,662,674		(4,026,678)
Purchases	33,030,443		8,548,080			63,666,396		68,638,876
Sales/Paydowns	(15,302,438)		– 0	–		(77,065,803)		(66,204,849)
Settlements	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into level 3	1,908,787		– 0	–		– 0	–	– 0	–
Transfers out of level 3	(3,988,000)		(2,289,000)			– 0	–	– 0	–

Balance as of 7/31/14	$56,287,855		$8,559,676			$370,063,552		$289,703,718

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14	$16,277,212		$8,881			$9,642,851		$(3,242,076)

	Emerging Markets - Corporate Bonds		Commercial Mortgage-Backed Securities		Governments - Treasuries			Governments - Sovereign Bonds
Balance as of 10/31/13	$509,834		$90,794,080			$6,181,267		$4,981,867
Accrued discounts/(premiums)	(399)		190,728			– 0	–	91,265
Realized gain (loss)	– 0	–	289,071			– 0	–	(1,045,877)
Change in unrealized appreciation/depreciation	76,858		2,779,733			– 0	–	517,366
Purchases	3,754,714		19,377,704			– 0	–	– 0	–
Sales/Paydowns	(536,667)		(2,968,251)			– 0	–	(4,544,621)
Settlements	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–		(6,181,267)		– 0	–

Balance as of 7/31/14	$3,804,340		$110,463,065		$	– 0	–	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14	$50,025		$2,985,490		$	– 0	–	$ – 0	–

	Emerging Markets - Treasuries			Asset-Backed Securities			Whole Loan Trusts		Common Stocks
Balance as of 10/31/13		$38,696,766			$17,651,139		$ – 0	–	$26,847,417
Accrued discounts/ (premiums)		(211,680)			262,901		(27,311)		– 0	–
Realized gain (loss)		(303,414)			419,240		(28,980)		471,907
Change in unrealized appreciation/depreciation		(59,281)			213,063		(1,169)		(803,121)
Purchases		– 0	–		– 0	–	18,723,396		8,453,348
Sales/Paydowns		(3,370,773)			(1,314,311)		(1,700,980)		(27,920,106)
Settlements		– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3		– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3		(6,844,657)			– 0	–	– 0	–	(172,036)

Balance as of 7/31/14		$27,906,961			$17,232,032		$16,964,956		$6,877,409

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14		$(59,281)			$213,063		$(1,169)		$186,145

	Warrants#			Centrally Cleared Credit Default Swaps			Total
Balance as of 10/31/13	$	– 0	–		$350,002		$878,142,998
Accrued discounts/ (premiums)		– 0	–		– 0	–	5,378,338
Realized gain (loss)		– 0	–		(3,138)		6,674,443
Change in unrealized appreciation/depreciation		– 0	–		(1,050,000)		11,266,664
Purchases		– 0	–		– 0	–	224,192,957
Sales/Paydowns		– 0	–		– 0	–	(200,928,799)
Settlements		– 0	–		3,138		3,138
Transfers into level 3		– 0	–		– 0	–	1,908,787
Transfers out of level 3		– 0	–		699,998		(18,774,962)

Balance as of 7/31/14	$	– 0	–	$	– 0	–	$907,863,564	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14	$	– 0	–	$	– 0	–	$26,061,141

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2014			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades		$44,154,733		Third Party Vendor	Evaluated Quotes	$5.00 – $146.19/$106.05
		$9,747,000		Qualitative Assessment	Transaction Price	$100.00/N/A
		$2,386,122		Indicative Market Quotations	Broker Quote	$15.91/N/A
	$	– 0	–	Qualitative Assessment		$0.00/N/A
Corporates - Investment Grades		$8,559,676		Third Party Vendor	Evaluated Quotes	$144.78/N/A
Collateralized Mortgage Obligations		$370,063,552		Third Party Vendor	Evaluated Quotes	$24.36 – $128.35/$87.86
Bank Loans		$286,589,628		Third Party Vendor	Evaluated Quotes	$65.17 – $134.30/$99.71
		$3,114,090		Indicative Market Quotations	Broker Quote	$99.33/N/A
Emerging Markets - Corporate Bonds		$3,804,340		Third Party Vendor	Evaluated Quotes	$106.00/N/A
Commercial Mortgage-Backed Securities		$110,463,065		Third Party Vendor	Evaluated Quotes	$91.40 – $110.44/$103.79
Emerging Markets - Treasuries		$27,906,961		Indicative Market Quotations	Broker Quote	$0.19 – $2.93/$1.97
Asset-Backed Securities		$17,232,032		Third Party Vendor	Evaluated Quotes	$56.92 – $105.88/$75.52
Whole Loan Trusts		$12,952,122		Qualitative Assessment	Transaction Price	$5.61 – $100.00/$79.14
		$4,012,834		Market Approach	Internal Rate of Return	Benchmark & 500 bp/N/A
Common Stocks		$6,058,791		Third Party Vendor	Evaluated Quotes	$1.66/N/A
		$647,969		Indicative Market Quotations	Broker Quote	$1,450.00 – $27,313.00/$15,622.21
		$170,649		Market Approach	Transaction Price	$0.18 – $4.00/$3.94
Warrants	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014